UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 28, 2022

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1—Reports to Stockholders

(a) Provided under separate cover.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2022 Semiannual Report

February 28, 2022

Money Market Funds

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

TABLE OF CONTENTS

Explanation of Financial Statements	1

Holdings Summaries	3

Expense Examples	5

Schedule of Investments	10

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	46

Notes to Financial Statements	66

Notice to Shareholders	78

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Holdings Summaries (unaudited)

   Government Obligations Fund

Portfolio Allocation as of February 28, 2022[1] (% of net assets)
U.S. Treasury Repurchase Agreements	55.7%
U.S. Treasury Debt	17.4
U.S. Government Agency Debt	16.1
U.S. Government Agency Repurchase Agreements	10.2
Investment Companies	0.9
Other Assets and Liabilities, Net[2]	(0.3)
100.0%

 Institutional Prime Obligations Fund

Portfolio Allocation as of February 28, 2022[1] (% of net assets)
Financial Company Commercial Paper	26.1%
Asset Backed Commercial Paper	16.4
Other Repurchase Agreements	16.1
U.S. Treasury Repurchase Agreements	14.9
Non-Negotiable Time Deposits	11.8
Certificates of Deposit	6.4
Non-Financial Company Commercial Paper	6.1
Variable Rate Demand Notes	1.8
Other Instrument	0.4
100.0%

   Retail Prime Obligations Fund

Portfolio Allocation as of February 28, 2022[1] (% of net assets)
Financial Company Commercial Paper	23.3%
Asset Backed Commercial Paper	17.4
Other Repurchase Agreements	16.6
U.S. Treasury Repurchase Agreements	14.1
Non-Negotiable Time Deposits	12.2
Certificates of Deposit	7.3
Non-Financial Company Commercial Paper	5.2
Variable Rate Demand Notes	3.3
Other Instrument	0.6
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	3

Holdings Summaries (unaudited)

   Retail Tax Free Obligations Fund

Portfolio Allocation as of February 28, 2022[1,3] (% of net assets)
Variable Rate Demand Notes	67.2%
Non-Financial Company Commercial Paper	19.6
Other Municipal Securities	13.1
Other Assets and Liabilities, Net[2]	0.1
100.0%

   Treasury Obligations Fund

Portfolio Allocation as of February 28, 2022[1] (% of net assets)
U.S. Treasury Repurchase Agreements	60.0%
U.S. Treasury Debt	40.4
Other Assets and Liabilities, Net[2]	(0.4)
100.0%

   U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 2022[1] (% of net assets)
U.S. Treasury Debt	106.6%
Other Assets and Liabilities, Net[2]	(6.6)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Expense Examples (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	5

Expense Examples (unaudited)

Government Obligations Fund
	Beginning Account Value (9/1/2021)	Ending Account Value (2/28/2022)	Expenses Paid During Period[1] (9/1/2021 to 2/28/2022)
Class A Actual[2]	$1,000.00	$1,000.03	$0.30
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class D Actual[2]	$1,000.00	$1,000.03	$0.30
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class P Actual[2]	$1,000.00	$1,000.10	$0.25
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25
Class T Actual[2]	$1,000.00	$1,000.03	$0.30
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class U Actual[2]	$1,000.00	$1,000.13	$0.20
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20
Class V Actual[2]	$1,000.00	$1,000.03	$0.30
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class X Actual[2]	$1,000.00	$1,000.13	$0.20
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20
Class Y Actual[2]	$1,000.00	$1,000.03	$0.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class Z Actual[2]	$1,000.00	$1,000.10	$0.25
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.06%, 0.06%, 0.05%, 0.06%, 0.04%, 0.06%, 0.04%, 0.06%, and 0.05% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2022 of 0.00%, 0.00%, 0.01%, 0.00%, 0.01%, 0.00%, 0.01%, 0.00%, and 0.01% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (9/1/2021)	Ending Account Value (2/28/2022)	Expenses Paid During Period[3] (9/1/2021 to 2/28/2022)
Class T Actual[4]	$1,000.00	$1,000.03	$0.64
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class V Actual[4]	$1,000.00	$ 999.93	$0.64
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Y Actual[4]	$1,000.00	$ 999.93	$0.64
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Z Actual[4]	$1,000.00	$1,000.13	$0.45
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.13%, 0.13%, 0.13%, and 0.09% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2022 of 0.00%, -0.01%, -0.01%, and 0.01% for Class T, Class V, Class Y, and Class Z, respectively.

6	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Retail Prime Obligations Fund
	Beginning Account Value (9/1/2021)	Ending Account Value (2/28/2022)	Expenses Paid During Period[1] (9/1/2021 to 2/28/2022)
Class A Actual[2]	$1,000.00	$1,000.03	$0.69
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Class T Actual[2]	$1,000.00	$1,000.03	$0.69
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Class V Actual[2]	$1,000.00	$1,000.03	$0.69
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Class X Actual[2]	$1,000.00	$1,000.04	$0.64
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Y Actual[2]	$1,000.00	$1,000.03	$0.64
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Z Actual[2]	$1,000.00	$1,000.03	$0.69
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.14%, 0.14%, 0.14%, 0.13%, 0.13%, and 0.14% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2022 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (9/1/2021)	Ending Account Value (2/28/2022)	Expenses Paid During Period[3] (9/1/2021 to 2/28/2022)
Class A Actual[4]	$1,000.00	$1,000.04	$0.40
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40
Class T Actual[4]	$1,000.00	$1,000.04	$0.40
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40
Class V Actual[4]	$1,000.00	$1,000.04	$0.35
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
Class Y Actual[4]	$1,000.00	$1,000.04	$0.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40
Class Z Actual[4]	$1,000.00	$1,000.04	$0.40
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.08%, 0.08%, 0.07%, 0.08%, and 0.08% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2022 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	7

Expense Examples (unaudited)

Treasury Obligations Fund
	Beginning Account Value (9/1/2021)	Ending Account Value (2/28/2022)	Expenses Paid During Period[1] (9/1/2021 to 2/28/2022)
Class A Actual[2]	$1,000.00	$1,000.03	$0.35
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
Class D Actual[2]	$1,000.00	$1,000.03	$0.35
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
Class P Actual[2]	$1,000.00	$1,000.05	$0.30
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class T Actual[2]	$1,000.00	$1,000.03	$0.35
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
Class V Actual[2]	$1,000.00	$1,000.03	$0.35
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
Class X Actual[2]	$1,000.00	$1,000.07	$0.30
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class Y Actual[2]	$1,000.00	$1,000.03	$0.35
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
Class Z Actual[2]	$1,000.00	$1,000.05	$0.35
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.07%, 0.07%, 0.06%, 0.07%, 0.07%, 0.06%, 0.07%, and 0.07% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2022 of 0.00%, 0.00%, 0.01%, 0.00%, 0.00%, 0.01%, 0.00%, and 0.01% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
	Beginning Account Value (9/1/2021)	Ending Account Value (2/28/2022)	Expenses Paid During Period[1] (9/1/2021 to 2/28/2022)
Class A Actual[2]	$1,000.00	$1,000.01	$0.30
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class D Actual[2]	$1,000.00	$1,000.01	$0.30
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class T Actual[2]	$1,000.00	$1,000.01	$0.30
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class V Actual[2]	$1,000.00	$1,000.01	$0.30
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class Y Actual[2]	$1,000.00	$1,000.01	$0.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30
Class Z Actual[2]	$1,000.00	$1,000.04	$0.30
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.06%, 0.06%, 0.06%, 0.06%, 0.06%, and 0.06% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2022 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2022 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 17.4%
U. S. Treasury Bills ⊙
0.005%, 03/01/2022	$100,000	$100,000
0.051%, 03/03/2022	50,000	50,000
0.056%, 03/08/2022	1,050,000	1,049,989
0.057%, 03/10/2022	575,000	574,992
0.054%, 03/15/2022	650,000	649,987
0.059%, 03/17/2022	525,000	524,986
0.062%, 03/24/2022	525,000	524,980
0.063%, 03/29/2022	525,000	524,974
0.118%, 04/14/2022	525,000	524,925
0.253%, 04/19/2022	350,000	349,881
0.058%, 04/26/2022	365,000	364,864
0.153%, 05/10/2022	700,000	699,794
0.093%, 05/19/2022	150,000	149,970
0.064%, 05/26/2022	180,000	179,973
0.089%, 06/02/2022	700,000	699,842
0.486%, 06/14/2022	390,000	389,454
0.163%, 06/23/2022	650,000	649,670
0.207%, 06/30/2022	350,000	349,760
0.101%, 08/11/2022	700,000	699,683
0.765%, 08/18/2022	384,000	382,632
0.133%, 09/08/2022	1,050,000	1,049,271
0.097%, 10/06/2022	875,000	874,492
0.153%, 11/03/2022	750,000	749,223
0.206%, 12/01/2022	350,000	349,458
U. S. Treasury Notes
0.375%, 03/31/2022	55,000	55,014
1.875%, 03/31/2022	30,000	30,044
1.875%, 04/30/2022	20,000	20,059
0.125%, 05/31/2022	25,000	25,004
0.125%, 07/31/2022	10,000	10,001
0.125%, 08/31/2022	110,000	110,024
1.500%, 09/15/2022	150,000	151,007
1.875%, 09/30/2022	250,000	252,326
0.435% (3 Month U.S. Treasury Money Market Yield + 0.055%), 10/31/2022 Δ	150,000	149,997
1.625%, 11/15/2022	450,000	454,051
0.125%, 11/30/2022	240,000	239,608
0.429% (3 Month U.S. Treasury Money Market Yield + 0.049%), 01/31/2023 Δ	425,000	425,064
0.414% (3 Month U.S. Treasury Money Market Yield + 0.034%), 04/30/2023 Δ	450,000	450,018

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.409% (3 Month U.S. Treasury Money Market Yield + 0.029%), 07/31/2023 Δ	$340,000	$340,022
0.415% (3 Month U.S. Treasury Money Market Yield + 0.035%), 10/31/2023 Δ	250,000	250,009
0.425% (3 Month U.S. Treasury Money Market Yield – 0.015%), 01/31/2024 Δ	275,000	275,112
Total U.S. Treasury Debt (Cost $15,700,160)		15,700,160

U.S. Government Agency Debt – 16.1%
Federal Farm Credit Bank
0.175% (SOFR + 0.125%), 03/09/2022 Δ	19,000	19,000
0.130% (SOFR + 0.080%), 03/10/2022 Δ	29,000	29,000
0.155% (FCPR DLY – 3.095%), 04/20/2022 Δ	50,000	50,000
0.220% (SOFR + 0.170%), 05/16/2022 Δ	20,000	20,002
0.090% (SOFR + 0.040%), 06/01/2022 Δ	20,000	19,999
0.081%, 06/13/2022 ⊙	30,000	29,993
0.250% (SOFR + 0.200%), 06/23/2022 Δ	40,000	40,000
0.105% (SOFR + 0.055%), 06/29/2022 Δ	100,000	99,999
0.240% (SOFR + 0.190%), 07/14/2022 Δ	46,000	46,000
0.170% (U.S. Federal Funds Effective Rate + 0.180%), 07/20/2022 Δ	100,000	100,000
0.135% (SOFR + 0.085%), 07/25/2022 Δ	75,000	74,998
0.195% (SOFR + 0.145%), 07/28/2022 Δ	61,000	61,000
0.120% (SOFR + 0.070%), 08/11/2022 Δ	239,000	238,996
0.090% (SOFR + 0.040%), 08/22/2022 Δ	32,000	32,001
0.135% (U.S. Federal Funds Effective Rate + 0.090%), 08/26/2022 Δ	200,000	200,000
0.145% (SOFR + 0.095%), 09/02/2022 Δ	50,000	50,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.095% (SOFR + 0.045%), 09/08/2022 Δ	$150,000	$149,996
0.135% (SOFR + 0.085%), 10/07/2022 Δ	70,000	70,000
0.130% (SOFR + 0.080%), 10/14/2022 Δ	85,000	85,000
0.125% (SOFR + 0.075%), 11/03/2022 Δ	34,000	34,000
0.440% (U.S. Federal Funds Effective Rate + 0.055%), 11/16/2022 Δ	75,000	74,999
0.495% (3 Month U.S. Treasury Money Market Yield + 0.055%), 11/16/2022 Δ	50,000	50,000
0.115% (SOFR + 0.065%), 11/18/2022 Δ	20,000	20,000
0.115% (SOFR + 0.065%), 11/18/2022 Δ	20,000	20,000
0.100% (SOFR + 0.050%), 11/21/2022 Δ	75,000	75,000
0.110% (SOFR + 0.060%), 12/01/2022 Δ	58,000	58,000
0.760% (U.S. Federal Funds Effective Rate + 0.360%), 12/12/2022 Δ	44,720	44,826
0.065% (SOFR + 0.015%), 12/21/2022 Δ	250,000	249,998
0.110% (SOFR + 0.060%), 12/28/2022 Δ	200,000	200,000
0.058% (SOFR + 0.008%), 01/12/2023 Δ	20,000	19,996
0.110% (SOFR + 0.060%), 01/13/2023 Δ	75,000	75,000
0.110% (SOFR + 0.060%), 01/20/2023 Δ	39,000	39,000
0.495% (3 Month U.S. Treasury Money Market Yield + 0.055%), 01/31/2023 Δ	100,000	100,000
0.080% (U.S. Federal Funds Effective Rate + 0.000%), 02/03/2023 Δ	30,000	30,000
0.105% (SOFR + 0.055%), 02/09/2023 Δ	100,000	100,000
0.080% (U.S. Federal Funds Effective Rate + 0.000%), 02/17/2023 Δ	10,000	10,000
0.100% (SOFR + 0.050%), 02/17/2023 Δ	63,000	63,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.070% (SOFR + 0.020%), 03/01/2023 Δ	$345,000	$344,982
0.082% (SOFR + 0.033%), 03/09/2023 Δ	100,000	99,998
0.085% (SOFR + 0.035%), 03/17/2023 Δ	42,886	42,888
0.065% (SOFR + 0.015%), 03/20/2023 Δ	225,000	225,000
0.085% (SOFR + 0.035%), 04/05/2023 Δ	137,000	137,000
0.080% (SOFR + 0.030%), 04/06/2023 Δ	381,000	381,016
0.085% (SOFR + 0.035%), 04/21/2023 Δ	187,000	187,000
0.085% (SOFR + 0.035%), 04/27/2023 Δ	367,000	367,000
0.085% (SOFR + 0.035%), 05/04/2023 Δ	160,000	160,000
0.430% (SOFR + 0.380%), 05/08/2023 Δ	39,000	39,162
0.075% (SOFR + 0.025%), 05/09/2023 Δ	100,000	100,000
0.085% (SOFR + 0.035%), 05/12/2023 Δ	173,000	173,000
0.085% (SOFR + 0.035%), 05/19/2023 Δ	120,000	120,000
0.080% (SOFR + 0.030%), 06/14/2023 Δ	120,000	120,000
0.085% (SOFR + 0.035%), 06/16/2023 Δ	75,000	75,000
0.075% (SOFR + 0.025%), 07/07/2023 Δ	67,000	67,000
0.085% (SOFR + 0.035%), 07/12/2023 Δ	250,000	249,983
0.068% (SOFR + 0.018%), 07/13/2023 Δ	100,000	99,997
0.068% (SOFR + 0.018%), 07/14/2023 Δ	300,000	299,990
0.080% (SOFR + 0.030%), 07/20/2023 Δ	150,000	150,000
0.075% (SOFR + 0.025%), 08/04/2023 Δ	101,000	101,000
0.075% (SOFR + 0.025%), 08/10/2023 Δ	90,000	90,000
0.068% (SOFR + 0.018%), 08/21/2023 Δ	150,000	149,921
0.075% (SOFR + 0.025%), 08/28/2023 Δ	70,000	70,000
0.080% (SOFR + 0.030%), 08/28/2023 Δ	184,000	184,000
0.075% (SOFR + 0.025%), 09/08/2023 Δ	45,000	45,000
0.090% (SOFR + 0.040%), 09/20/2023 Δ	93,000	93,000
0.075% (SOFR + 0.025%), 09/27/2023 Δ	91,000	91,000

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2022 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.100% (SOFR + 0.050%), 09/28/2023 Δ	$133,000	$133,000
0.100% (SOFR + 0.050%), 09/29/2023 Δ	15,000	15,000
0.080% (SOFR + 0.030%), 10/13/2023 Δ	115,000	115,000
0.095% (SOFR + 0.045%), 10/16/2023 Δ	121,000	121,000
0.080% (SOFR + 0.030%), 10/20/2023 Δ	53,000	53,000
0.080% (U.S. Federal Funds Effective Rate + 0.000%), 11/15/2023 Δ	50,000	49,996
0.078% (SOFR + 0.028%), 12/04/2023 Δ ★	100,000	99,996
0.110% (SOFR + 0.060%), 12/13/2023 Δ	52,000	52,000
0.120% (SOFR + 0.070%), 12/14/2023 Δ	50,000	50,000
0.100% (SOFR + 0.060%), 12/27/2023 Δ	74,000	74,000
0.105% (SOFR + 0.055%), 01/03/2024 Δ	100,000	100,000
0.105% (SOFR + 0.055%), 01/10/2024 Δ	73,000	73,000
0.100% (SOFR + 0.050%), 01/18/2024 Δ	95,000	95,000
0.170% (SOFR + 0.120%), 01/22/2024 Δ	25,000	25,038
0.090% (SOFR + 0.040%), 01/25/2024 Δ	200,000	200,000
0.080% (SOFR + 0.040%), 02/02/2024 Δ	245,000	245,000
0.090% (SOFR + 0.040%), 02/09/2024 Δ	95,000	95,000
0.095% (SOFR + 0.045%), 02/15/2024 Δ	75,000	75,000
0.095% (U.S. Federal Funds Effective Rate + 0.015%), 02/22/2024 Δ	75,000	75,000
0.117% (SOFR + 0.045%), 03/01/2024 Δ ★	54,000	54,000
0.112% (SOFR + 0.040%), 03/04/2024 Δ ★	58,000	58,000
Federal Home Loan Bank
0.051%, 03/16/2022 ⊙	150,000	149,997
0.050%, 03/17/2022	100,000	99,999
0.066%, 03/25/2022 ⊙	148,000	147,994
0.060%, 03/29/2022	450,000	449,997
0.110% (SOFR + 0.060%), 04/26/2022 Δ	105,000	105,000
0.110% (SOFR + 0.060%), 05/12/2022 Δ	50,000	50,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.105% (SOFR + 0.055%), 05/13/2022 Δ	$50,000	$50,000
0.135% (SOFR + 0.085%), 05/20/2022 Δ	50,000	50,000
0.140% (SOFR + 0.090%), 05/26/2022 Δ	50,000	50,000
0.140% (SOFR + 0.090%), 06/10/2022 Δ	50,000	50,000
0.060% (SOFR + 0.010%), 06/23/2022 Δ	100,000	100,000
0.045% (SOFR + 0.005%), 06/30/2022 Δ	150,000	150,000
0.060% (SOFR + 0.010%), 07/19/2022 Δ	150,000	150,000
0.055% (SOFR + 0.005%), 07/21/2022 Δ	250,000	250,000
0.060% (SOFR + 0.010%), 07/25/2022 Δ	100,000	100,000
0.060% (SOFR + 0.010%), 08/01/2022 Δ	100,000	100,000
0.060% (SOFR + 0.010%), 08/05/2022 Δ	100,000	100,000
0.180% (SOFR + 0.130%), 08/05/2022 Δ	100,000	100,000
0.130% (SOFR + 0.080%), 08/12/2022 Δ	50,000	50,000
0.140% (SOFR + 0.090%), 08/12/2022 Δ	89,600	89,605
0.060% (SOFR + 0.010%), 08/19/2022 Δ	100,000	100,000
0.140% (SOFR + 0.090%), 08/19/2022 Δ	58,000	58,003
0.055% (SOFR + 0.005%), 08/22/2022 Δ	100,000	100,000
0.060% (SOFR + 0.010%), 09/06/2022 Δ	100,000	100,000
0.060% (SOFR + 0.010%), 09/08/2022 Δ	150,000	150,000
0.140% (SOFR + 0.090%), 09/08/2022 Δ	50,000	50,000
0.140% (SOFR + 0.090%), 09/15/2022 Δ	50,000	50,000
0.060% (SOFR + 0.010%), 09/22/2022 Δ	150,000	150,000
0.135% (SOFR + 0.085%), 10/05/2022 Δ	100,000	100,000
0.060% (SOFR + 0.010%), 10/24/2022 Δ	200,000	200,000
0.130% (SOFR + 0.080%), 10/26/2022 Δ	50,000	50,000
0.120% (SOFR + 0.070%), 11/02/2022 Δ	50,000	50,000
0.115% (SOFR + 0.065%), 11/09/2022 Δ	100,000	100,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.115% (SOFR + 0.065%), 11/10/2022 Δ	$50,000	$50,000
0.110% (SOFR + 0.060%), 11/23/2022 Δ	50,000	50,000
0.110% (SOFR + 0.060%), 11/23/2022 Δ	75,000	75,000
0.110% (SOFR + 0.060%), 12/08/2022 Δ	100,000	100,000
0.110% (SOFR + 0.060%), 12/15/2022 Δ	100,000	100,000
0.220%, 12/16/2022	100,000	100,000
0.070% (SOFR + 0.020%), 02/03/2023 Δ	150,000	150,000
0.070% (SOFR + 0.020%), 02/23/2023 Δ	100,000	100,000
0.090% (SOFR + 0.040%), 02/24/2023 Δ	50,000	50,000
0.065% (SOFR + 0.015%), 03/03/2023 Δ	100,000	100,000
0.085% (SOFR + 0.035%), 05/18/2023 Δ	50,000	50,000
0.085% (SOFR + 0.035%), 05/19/2023 Δ	137,000	137,000
0.080% (SOFR + 0.030%), 06/07/2023 Δ	100,000	100,000
0.075% (SOFR + 0.025%), 07/14/2023 Δ	60,000	60,000
0.090% (SOFR + 0.040%), 08/10/2023 Δ	100,000	100,000
0.080% (SOFR + 0.030%), 08/11/2023 Δ	100,000	100,000
0.075% (SOFR + 0.025%), 10/02/2023 Δ	30,000	30,000
Federal Home Loan Mortgage Corporation
0.210% (SOFR + 0.160%), 04/20/2022 Δ	100,000	100,000
0.170% (SOFR + 0.090%), 08/03/2022 Δ	50,000	50,000
0.180% (SOFR + 0.130%), 08/05/2022 Δ	250,000	250,047
Federal National Mortgage Association
0.320% (SOFR + 0.270%), 05/04/2022 Δ	100,000	100,046
0.280% (SOFR + 0.230%), 05/06/2022 Δ	14,000	14,005
0.240% (SOFR + 0.190%), 05/19/2022 Δ	50,000	50,000
0.170% (SOFR + 0.120%), 07/29/2022 Δ	20,000	20,000
Total U.S. Government Agency Debt (Cost $14,487,463)		14,487,463

Government Obligations Fund (cont.)

DESCRIPTION	SHARES/PAR	VALUE ✇
Investment Companies Ω – 0.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.025%	200,000,000	$200,000
Deutsche Government Money Market Series Fund, Institutional Class, 0.035%	200,000,000	200,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class, 0.026%	200,000,000	200,000
Invesco Government & Agency Portfolio, Institutional Class, 0.035%	200,000,000	200,000
Total Investment Companies (Cost $800,000)		800,000

U.S. Government Agency Repurchase Agreements – 10.2%
Bank of America Securities Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	$100,000
BNP Paribas SA
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2022 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Fixed Income Clearing Corp
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $7,000,010 (collateralized by various government agency obligations: Total market value $7,140,000)	$7,000,000	$7,000,000
Goldman Sachs & Co. LLC
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $500,001 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
HSBC Securities (USA) Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $150,000 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
Societe Generale/NY
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $650,001 (collateralized by various government agency obligations: Total market value $663,000)	650,000	650,000
TD Securities (USA) LLC
0.055%, dated 02/22/2022, matures 03/01/2022, repurchase price $700,007 (collateralized by various government agency obligations: Total market value $714,000)	700,000	700,000
Total U.S. Government Agency Repurchase Agreements
(Cost $9,200,000)		9,200,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase Agreements – 55.7%
Bank of America Securities Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
Bank of Montreal
0.010%, dated 02/28/2022, matures 03/01/2022, repurchase price $300,000 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.055%, dated 02/1/2022, matures 03/01/2022, repurchase price $150,006 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Bank of Nova Scotia
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $539,757 (collateralized by U.S. Treasury obligations: Total market value $550,552)	539,756	539,756
Barclays Capital Inc
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $950,001 (collateralized by U.S. Treasury obligations: Total market value $969,000)	950,000	950,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
BNP Paribas SA
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $1,185,002 (collateralized by U.S. Treasury obligations: Total market value $1,208,700)	$1,185,000	$1,185,000
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $500,001 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
0.050%, dated 1/14/2022, matures 03/07/2022, repurchase price $325,023 (collateralized by U.S. Treasury obligations: Total market value $331,500) Ø	325,000	325,000
0.050%, dated 02/18/2022, matures 03/07/2022, repurchase price $1,675,044 (collateralized by U.S. Treasury obligations: Total market value $1,708,500) Ø	1,675,000	1,675,000
0.130%, dated 01/04/2022, matures 03/07/2022, repurchase price $350,078 (collateralized by U.S. Treasury obligations: Total market value $357,000) Ø	350,000	350,000
0.130%, dated 01/05/2022, matures 03/07/2022, repurchase price $350,077 (collateralized by U.S. Treasury obligations: Total market value $357,000) Ø	350,000	350,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Canadian Imperial Bank of Commerce
0.055%, dated 09/09/2021, matures 03/07/2022, repurchase price $250,068 (collateralized by U.S. Treasury obligations: Total market value $255,068) Ø	$250,000	$250,000
0.055%, dated 02/11/2022, matures 03/07/2022, repurchase price $350,013 (collateralized by U.S. Treasury obligations: Total market value $357,010) Ø	350,000	350,000
0.055%, dated 02/16/2022, matures 03/07/2022, repurchase price $225,007 (collateralized by U.S. Treasury obligations: Total market value $229,505) Ø	225,000	225,000
0.055%, dated 01/25/2021, matures 03/07/2022, repurchase price $1,050,066 (collateralized by U.S. Treasury obligations: Total market value $1,071,057) Ø	1,050,000	1,050,000
Credit Agricole Corporate & Investment Bank
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $746,473 (collateralized by U.S. Treasury obligations: Total market value $761,401)	746,472	746,472
Federal Reserve Bank of New York
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $29,975,042 (collateralized by U.S. Treasury obligations: Total market value $29,975,042)	29,975,000	29,975,000

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2022 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Fixed Income Clearing Corp
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $1,100,002 (collateralized by U.S. Treasury obligations: Total market value $1,122,001)	$1,100,001	$1,100,001
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $6,000,008 (collateralized by U.S. Treasury obligations: Total market value $6,120,000)	6,000,000	6,000,000
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $700,001 (collateralized by U.S. Treasury obligations: Total market value $714,047)	700,000	700,000
0.055%, dated 02/28/2022, matures 03/01/2022, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,294)	400,000	400,000
0.060%, dated 02/22/2022, matures 03/01/2022, repurchase price $46,501 (collateralized by U.S. Treasury obligations: Total market value $47,953)	46,500	46,500
HSBC Securities (USA) Inc.
0.050%, dated 02/22/2022, matures 03/01/2022, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,001)	100,000	100,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
ING Financial Markets LLC
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,000)	$400,000	$400,000
0.050%, dated 02/22/2022, matures 03/01/2022, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
0.050%, dated 02/24/2022, matures 03/03/2022, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
0.050%, dated 02/25/2022, matures 03/04/2022, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
JPMorgan Securities LLC
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $225,000 (collateralized by U.S. Treasury obligations: Total market value $229,500)	225,000	225,000
Mizuho Securities USA LLC
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
MUFG Securities
Americas Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $255,000 (collateralized by U.S. Treasury obligations: Total market value $260,100)	$255,000	$255,000
MUFG Securities
Canada Ltd.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.050%, dated 02/22/2022, matures 03/01/2022, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,002)	150,000	150,000
0.050%, dated 02/28/2022, matures 03/07/2022, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
RBC Dominion Securities Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $200,000 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.050%, dated 02/7/2022, matures 03/07/2022, repurchase price $350,014 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Societe Generale SA
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	$150,000	$150,000
0.050%, dated 02/22/2022, matures 03/01/2022, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Societe Generale/NY
0.050%, dated 02/28/2022, matures 03/07/2022, repurchase price $300,003 (collateralized by U.S. Treasury obligations: Total market value $306,000) Ø	300,000	300,000
TD Securities (USA) LLC
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $300,000 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Total U.S. Treasury Repurchase Agreements (Cost $50,247,729)		50,247,729
Total Investments – 100.3% (Cost $90,435,352)		90,435,352
Other Assets and Liabilities, Net – (0.3)%		(272,259)
Total Net Assets – 100.0%		$90,163,093

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2022 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of February 28, 2022.
∆	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2022.
★	Security purchased on a when-issued basis. On February 28, 2022, the total cost of investments purchased on a when-issued basis was $211,996 or 0.2% of total net assets.
Ω	The rate shown is the annualized seven-day yield as of February 28, 2022.
Ø	The maturity date shown represents the next put date.

Investment Abbreviations:
FCPR DLY	– Federal Reserve Bank Prime Loan Rate
SOFR	– Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Institutional Prime Obligations Fund

DESCRIPTION	PAR	VALUE ✇
Financial Company
Commercial Paper – 26.1%
Australia and New Zealand
Banking Group Ltd
0.132%, 03/01/2022 ⊙ ■	$5,000	$5,000
0.203%, 03/11/2022 ⊙ ■	5,000	5,000
0.253%, 04/01/2022 ⊙ ■	5,000	4,999
0.274%, 04/26/2022 ⊙ ■	15,000	14,992
Bank of America
Securities Inc.
0.240% (U.S. Federal
Funds Effective
Rate + 0.160%),
11/17/2022 △	5,000	4,999
Banque et Caisse
d’Epargne de l’Etat
0.142%, 03/14/2022 ⊙	5,000	5,000
CDP Financial Inc
0.091%, 03/02/2022 ⊙ ■	15,000	15,000
1.400%, 03/08/2022 ⊙ ■	5,000	5,000
0.223%, 05/03/2022 ⊙ ■	5,000	4,997
0.203%, 05/09/2022 ⊙ ■	5,000	4,997
Commonwealth Bank/Australia
0.203%, 05/16/2022 ⊙ ■	10,000	9,991
0.160% (SOFR + 0.110%),
06/17/2022 ■ △	5,000	5,000
0.230% (SOFR + 0.180%),
08/25/2022 ■ △	5,000	4,999
ING (US) Funding LLC
0.203%, 03/14/2022 ⊙	15,000	14,999
Lloyds Bank PLC
0.130%, 03/14/2022 ⊙	15,000	14,999
Mizuho Bank Ltd/SG
0.101%, 03/14/2022 ⊙ ■	10,000	10,000
0.238%, 04/08/2022 ⊙ ■	7,000	6,998
National Australia Bank Ltd
0.101%, 03/02/2022 ⊙ ■	11,500	11,500
0.150% (U.S. Federal
Funds Effective
Rate + 0.070%),
03/08/2022 ■ △	5,000	5,000
NRW.Bank
0.066%, 03/02/2022 ⊙ ■	15,000	15,000
0.076%, 03/04/2022 ■	30,000	30,000
0.162%, 04/19/2022 ⊙ ■	5,000	4,996
0.172%,04/20/2022 ⊙ ■	5,000	4,996
PSP Capital Inc
0.132%, 03/07/2022 ⊙ ■	10,000	10,000
Skandinaviska Enskilda
Banken AB
0.152%, 03/03/2022 ⊙ ■	7,000	7,000

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.203%, 03/15/2022 ⊙ ■	$10,000	$9,999
0.233%, 04/07/2022 ⊙ ■	10,000	9,998
0.203%, 04/25/2022 ⊙ ■	10,000	9,995
0.223%, 05/16/2022 ⊙ ■	5,000	4,996
Sumitomo Mitsui Banking
0.203%, 05/03/2022 ⊙ ■	5,000	4,997
Suncorp Metway Ltd
0.101%, 03/07/2022 ⊙ ■	6,000	6,000
0.203%, 03/28/2022 ⊙ ■	5,000	4,998
0.233%, 04/13/2022 ⊙ ■	5,000	4,997
0.203%, 04/20/2022 ⊙ ■	5,000	4,996
0.218%, 04/27/2022 ⊙ ■	10,000	9,990
0.426%, 06/21/2022 ⊙ ■	5,000	4,987
Svenska Handelsbanken AB
0.223%, 06/01/2022 ⊙ ■	5,000	4,993
0.270%, 06/02/2022 ⊙ ■	15,000	14,979
Swedbank
0.071%, 03/07/2022 ⊙	25,000	25,000
Toronto Dominion Bank
0.130% (U.S. Federal
Funds Effective
Rate + 0.050%),
03/21/2022 ■ △	5,000	5,000
0.150% (U.S. Federal
Funds Effective
Rate + 0.070%),
04/27/2022 ■ △	5,000	5,000
Westpac Banking Corp
0.243%, 05/06/2022 ⊙ ■	10,000	9,993
Total Financial Company
Commercial Paper
(Cost $366,436)		366,380

Asset Backed
Commercial Paper – 16.4%
Autobahn Funding Co LLC
0.122%, 03/14/2022 ⊙ ■	10,000	9,999
CAFCO LLC
0.203%, 04/01/2022 ⊙ ■	10,000	9,998
0.182%, 04/04/2022 ⊙ ■	7,000	6,999
Collateralized Commercial
Paper FLEX Co., LLC
0.233%, 03/25/2022 ⊙ ■	10,000	9,999
0.230% (SOFR + 0.180%),
09/08/2022 ■ △	5,000	4,998
Collateralized Commercial
Paper V Co., LLC
0.250% (SOFR + 0.200%),
09/19/2022 △	5,000	4,999

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2022 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Fairway Finance Corp
0.152%, 03/15/2022 ⊙ ■	$3,000	$3,000
0.152%, 04/04/2022 ⊙ ■	5,000	4,999
0.304%, 05/03/2022 ⊙ ■	11,875	11,866
0.203%, 05/05/2022 ⊙ ■	4,000	3,997
Liberty Street Funding LLC
0.223%, 03/08/2022 ⊙ ■	8,000	8,000
0.324%, 05/03/2022 ⊙ ■	10,000	9,992
Longship Funding LLC
0.071%, 03/01/2022 ⊙ ■	30,000	30,000
0.081%, 03/03/2022 ⊙ ■	10,000	10,000
0.101%, 03/14/2022 ⊙ ■	10,000	9,999
Manhattan Asset Funding Co
0.223%, 03/16/2022 ⊙ ■	5,000	5,000
0.203%, 04/07/2022 ⊙ ■	8,000	7,998
Mont Blanc Capital Corp
0.253%, 03/15/2022 ⊙ ■	4,000	4,000
Old Line Funding LLC
0.172%, 03/15/2022 ⊙ ■	5,000	5,000
0.230% (U.S. Federal
Funds Effective
Rate + 0.150%),
06/01/2022 ■ △	10,000	10,000
0.210% (U.S. Federal
Funds Effective
Rate + 0.130%),
07/18/2022 ■ △	5,000	5,000
Sheffield Receivables Co LLC
0.101%, 03/02/2022 ⊙ ■	5,000	5,000
0.132%, 03/04/2022 ⊙ ■	7,000	7,000
0.162%, 03/11/2022 ⊙ ■	6,200	6,200
0.213%, 04/01/2022 ⊙ ■	10,000	9,998
0.213%, 04/04/2022 ⊙ ■	10,000	9,998
Thunder Bay Funding LLC
0.264%, 04/19/2022 ⊙ ■	6,000	5,997
0.210% (U.S. Federal
Funds Effective
Rate + 0.130%),
07/18/2022 ■ △	5,000	5,000
0.220% (SOFR + 0.170%),
08/04/2022 ■ △	5,000	5,000
Total Asset Backed
Commercial Paper
(Cost $230,046)		230,036

Non-Negotiable
Time Deposits – 11.8%
Canadian Imperial Bank of
Commerce, Toronto Branch
0.060%, 03/01/2022	50,000	50,000

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Cooperatieve Rabobank UA,
New York Branch
0.060%, 03/01/2022	$60,000	$60,000
Credit Agricole Corporate &
Investment Bank,
New York Branch
0.070%, 03/01/2022	55,000	55,000
Total Non-Negotiable
Time Deposits
(Cost $165,000)		165,000

Certificates of
Deposit – 6.4%
Bank of Montreal
0.180% (U.S. Federal
Funds Effective
Rate + 0.100%),
06/28/2022 △	5,000	4,999
Bank of Montreal/Chicago
0.190% (U.S. Federal
Funds Effective
Rate + 0.110%),
07/15/2022 △	5,000	4,999
Canadian Imperial Bank
of Commerce/NY
0.140% (U.S. Federal
Funds Effective
Rate + 0.060%),
04/28/2022 △	5,000	4,999
0.203% (1 Month
LIBOR USD + 0.090%),
08/03/2022 △	3,000	3,001
0.200% (SOFR + 0.150%),
08/08/2022 △	5,000	5,000
Cooperatieve Rabobank UA
0.160%, 04/26/2022	5,000	4,999
Mizuho Bank Ltd/NY
0.230%, 04/18/2022	10,000	10,000
Nordea Bank ABP/NY
0.200% (SOFR + 0.150%),
08/23/2022 △	5,000	4,998
Sumitomo Mitsui Trust/NY
0.070%, 03/01/2022	40,000	40,000
Westpac Banking Corp/NY
0.180% (SOFR + 0.130%),
09/02/2022 △	7,000	6,999
Total Certificates of Deposit
(Cost $89,999)		89,994

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Non-Financial Company
Commercial Paper – 6.1%
Nestle Finance International Ltd
0.061%, 03/01/2022 ⊙ ■	$15,000	$15,000
TotalEnergies Capital
Canada Ltd
0.152%, 03/01/2022 ⊙ ■	5,000	5,000
0.152%, 03/07/2022 ⊙ ■	15,000	15,000
0.112%, 03/15/2022 ⊙ ■	15,000	14,999
TotalEnergies Capital SA
0.101%, 03/03/2022 ⊙ ■	10,000	10,000
0.122%, 03/04/2022 ⊙	10,000	10,000
Toyota Credit/Puerto Rico
0.162%, 03/07/2022 ⊙	5,000	5,000
Toyota Finance Netherlands
0.182%, 03/10/2022 ⊙	10,000	10,000
Total Non-Financial
Company Commercial Paper
(Cost $84,998)		84,999

Variable Rate Demand
Notes # – 1.8%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
0.150%, 03/07/2022 ∅	5,500	5,500
Calcasieu Parish, Louisiana,
Public Transit Authority
Solid Waste Disposal,
Series 1997 (AMT)
(LOC: Bank of America)
0.270%, 03/07/2022 ∅	3,900	3,900
City of Philadelphia,
Pennsylvania, Airport
Revenue Refunding Bonds,
Series 2005C-1 (AMT)
(LOC: Wells Fargo Bank)
0.200%, 03/07/2022 ∅	10,000	10,000
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
LOC: Bank of America)
0.170%, 03/07/2022 ∅	6,435	6,435

Total Variable Rate
Demand Notes
(Cost $25,835)		25,835

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Other Instrument – 0.4%
Bank of America NA
0.320% (U.S. Federal
Funds Effective
Rate + 0.240%),
01/03/2023 △
(Cost $5,000)	$5,000	$4,999

Other Repurchase
Agreements – 16.1%
Bank of America Securities Inc.
0.320% (OBFR + 0.250%),
dated 02/28/2022,
matures 04/04/2022,
repurchase price $10,003
(collateralized by
various securities:
Total market
value $10,500) △ ∞	10,000	10,000
BNP Paribas SA
0.160% (OBFR + 0.090%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $3,000
(collateralized by
various securities:
Total market
value $3,150) △	3,000	3,000
0.220% (OBFR + 0.150%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $38,000
(collateralized by
various securities:
Total market
value $39,901) △	38,000	38,000
0.390% (OBFR + 0.320%),
dated 02/28/2022,
matures 04/04/2022,
repurchase price $15,006
(collateralized by
various securities:
Total market
value $15,750) △ ∞	15,000	15,000
Credit Agricole Corporate &
Investment Bank
0.140%, dated 02/28/2022,
matures 03/01/2022,
repurchase price $10,000
(collateralized by
various securities:
Total market
value $10,500)	10,000	10,000

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2022 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
HSBC Securities (USA) Inc.
0.170% (OBFR + 0.100%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $21,000
(collateralized by
various securities:
Total market
value $21,859) △	$21,000	$21,000
0.350% (SOFR + 0.300%),
dated 02/28/2022,
matures 04/30/2022,
repurchase price $5,003
(collateralized by
various securities:
Total market
value $5,251) △ ∞	5,000	5,000
ING Financial Markets LLC
0.170% (OBFR + 0.100%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $4,000
(collateralized by
various securities:
Total market
value $4,201) △	4,000	4,000
JP Morgan Securities, LLC
0.220%, (OBFR + 0.150%)
dated 02/28/2022,
matures 03/07/2022,
repurchase price $15,001
(collateralized by
various securities:
Total market
value $15,753) △	15,000	15,000
0.440% (1 Month LIBOR
USD + 0.270%),
dated 02/28/2022,
matures 04/04/2022,
repurchase price $15,006
(collateralized by
various securities:
Total market
value $15,754) △ ∞	15,000	15,000
MUFG Securities Americas Inc.
0.150% (OBFR + 0.080%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $3,000
(collateralized by
various securities:
Total market
value $3,150) △	3,000	3,000

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.150% (OBFR + 0.080%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $13,000
(collateralized by
various securities:
Total market
value $13,650) △	$13,000	$13,000
Societe Generale SA
0.250% (OBFR + 0.180%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $55,000
(collateralized by
various securities:
Total market
value $57,750) △	55,000	55,000
TD Securities (USA) LLC
0.140% (OBFR + 0.070%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $10,000
(collateralized by
various securities:
Total market
value $10,502) △	10,000	10,000
0.140% (OBFR + 0.070%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $9,000
(collateralized by
various securities:
Total market
value $9,450) △	9,000	9,000
Total Other Repurchase
Agreements
(Cost $226,000)		226,000

U.S. Treasury Repurchase
Agreements – 14.9%
Bank of Nova Scotia
0.050%, dated 02/28/2022,
matures 03/01/2022,
repurchase price $87,377
(collateralized by U.S.
Treasury obligations:
Total market
value $89,124)	87,377	87,377

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate &
Investment Bank
0.050%, dated 02/28/2022,
matures 03/01/2022,
repurchase price $120,840
(collateralized by U.S.
Treasury obligations:
Total market
value $123,257)	$120,840	$120,840

Total U.S. Treasury
Repurchase Agreements
(Cost $208,217)		208,217

Total Investments – 100.0%
(Cost $1,401,531)		1,401,460

Other Assets and
Liabilities, Net – 0.0%		33
Total Net Assets – 100.0%		$1,401,493

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is the annualized yield as of February 28, 2022.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2022, the value of these investments was $586,419 or 41.8% of total net assets.
△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2022.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∅	The maturity date shown represents the next put date.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2022, the value of these investments was $45,000 or 3.2% of total net assets. See note 2 in Notes to Financial Statements.

Institutional Prime Obligations Fund (concl.)

Investment Abbreviations:

AMT	–	Alternative Minimum Tax. As of February 28, 2022, the total value of securities subject to AMT was $13,900 or 0.1% of total net assets.
LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2022 (unaudited),
all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company Commercial Paper – 23.3%
Australia and New Zealand
Banking Group Ltd
0.203%, 03/11/2022 ⊙ ■	$10,000	$9,999
0.253%, 04/01/2022 ⊙ ■	10,000	9,998
Bank of America Securities Inc.
0.240% (U.S. Federal Funds Effective Rate + 0.160%), 11/17/2022 △	5,000	5,000
Bank of Montreal
0.220% (SOFR + 0.170%), 09/09/2022 △	10,000	10,000
Banque et Caisse
d’Epargne de l’Etat 0.142%, 03/14/2022 ⊙	5,000	5,000
Barclays Bank PLC 0.162%, 03/15/2022 ⊙ ■	10,000	9,999
CDP Financial Inc
1.400%, 03/08/2022 ⊙ ■	25,000	24,999
0.223%, 05/03/2022 ⊙ ■	10,000	9,996
0.203%, 05/09/2022 ⊙ ■	16,000	15,994
Commonwealth Bank/Australia
0.203%, 05/16/2022 ⊙ ■	15,000	14,994
0.160% (SOFR + 0.110%), 06/17/2022 ■ △	5,000	5,000
0.230% (SOFR + 0.180%), 08/25/2022 ■ △	10,000	10,000
ING (US) Funding LLC 0.203%, 03/14/2022 ⊙	20,000	19,999
Lloyds Bank PLC 0.133%, 03/14/2022 ⊙	35,000	34,998
Macquarie Bank Ltd 0.101%, 03/04/2022 ⊙ ■	8,000	8,000
Mizuho Bank Ltd/SG
0.101%, 03/03/2022 ⊙ ■	15,000	15,000
0.101%, 03/14/2022 ⊙ ■	15,000	14,999
0.238%, 04/08/2022 ⊙ ■	18,000	17,996
National Australia Bank Ltd 0.218%, 03/03/2022 ⊙ ■	15,000	15,000
0.150% (U.S. Federal Funds Effective Rate + 0.070%), 03/08/2022 ■ △	10,000	10,000
NRW.Bank
0.076%, 03/04/2022 ⊙ ■	30,000	30,000
0.162%, 04/19/2022 ⊙ ■	10,000	9,998
0.172%, 04/20/2022 ⊙ ■	10,000	9,997
Skandinaviska Enskilda Banken AB
0.152%, 03/03/2022 ⊙ ■	13,000	13,000
0.210%, 03/15/2022 ⊙ ■	30,000	29,998
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.233%, 04/07/2022 ⊙ ■	$15,000	$14,997
0.203%, 04/25/2022 ⊙ ■	15,000	14,995
0.223%, 05/16/2022 ⊙ ■	10,000	9,995
0.220% (SOFR + 0.170%), 09/09/2022 ■ △	10,000	10,000
Sumitomo Mitsui Banking 0.203%, 05/03/2022 ⊙ ■	10,000	9,996
Suncorp Metway Ltd
0.101%, 03/07/2022 ⊙ ■	6,150	6,150
0.203%, 03/28/2022 ⊙ ■	10,000	9,999
0.253%, 04/11/2022 ⊙ ■	2,000	1,999
0.233%, 04/13/2022 ⊙ ■	5,000	4,999
0.203%, 04/20/2022 ⊙ ■	7,000	6,998
0.218%, 04/27/2022 ⊙ ■	20,000	19,993
0.426%, 06/21/2022 ⊙ ■	10,000	9,987
Svenska Handelsbanken AB 0.266%, 06/02/2022 ⊙ ■	25,000	24,983
Swedbank 0.071%, 03/07/2022 ⊙	25,000	25,000
Toronto Dominion Bank 0.182%, 03/03/2022 ⊙ ■	6,000	6,000
0.130% (U.S. Federal Funds Effective Rate + 0.050%), 03/21/2022 ■ △	15,000	15,000
0.150% (U.S. Federal Funds Effective Rate + 0.070%), 04/27/2022 ■ △	5,000	5,000
0.180% (SOFR + 0.140%), 07/21/2022 ■ △	10,000	10,000
Westpac Banking Corp 0.243%, 05/06/2022 ⊙ ■	15,000	14,993
Total Financial Company Commercial Paper (Cost $581,048)		581,048

Asset Backed Commercial Paper – 17.4%
Autobahn Funding Co LLC
0.122%, 03/01/2022 ⊙ ■	15,000	15,000
0.122%, 03/14/2022 ⊙ ■	10,000	10,000
CAFCO LLC
0.203%, 04/01/2022 ⊙ ■	15,000	14,997
0.182%, 04/04/2022 ⊙ ■	18,000	17,997
Chariot Funding LLC 0.233%, 03/22/2022 ⊙ ■	15,000	14,998
Collateralized Commercial
Paper FLEX Co., LLC 0.233%, 03/25/2022 ⊙ ■	14,750	14,748
0.230% (SOFR + 0.180%), 09/08/2022 ■ △	15,000	15,000

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Collateralized Commercial
Paper V Co., LLC
0.250% (SOFR + 0.200%), 09/19/2022 △	$10,000	$10,000
Fairway Finance Corp
0.152%, 03/15/2022 ⊙ ■	9,400	9,399
0.152%, 04/04/2022 ⊙ ■	10,000	9,999
0.253%, 04/18/2022 ⊙ ■	10,000	9,997
0.304%, 05/03/2022 ⊙ ■	10,000	9,995
0.203%, 05/05/2022 ⊙ ■	4,600	4,598
Longship Funding LLC
0.071%, 03/01/2022 ⊙ ■	45,000	45,000
0.081%, 03/03/2022 ⊙ ■	20,000	20,000
0.101%, 03/14/2022 ⊙ ■	25,000	24,999
Manhattan Asset Funding Co
0.223%, 03/16/2022 ⊙ ■	5,000	5,000
0.203%, 04/07/2022 ⊙ ■	13,000	12,997
Mont Blanc Capital Corp
0.166%, 03/15/2022 ⊙ ■	32,788	32,786
0.233%, 03/16/2022 ⊙ ■	10,000	9,999
Old Line Funding LLC
0.230% (U.S. Federal Funds Effective Rate + 0.150%), 06/01/2022 ■ △	10,000	10,000
0.210% (U.S. Federal Funds Effective Rate + 0.130%), 07/18/2022 ■ △	25,000	25,000
Sheffield Receivables Co LLC
0.132%, 03/04/2022 ⊙ ■	15,000	15,000
0.162%, 03/11/2022 ⊙ ■	15,000	14,999
0.213%, 04/01/2022 ⊙ ■	15,000	14,997
0.213%, 04/04/2022 ⊙ ■	20,000	19,996
Thunder Bay Funding LLC
0.210% (U.S. Federal Funds Effective Rate + 0.130%), 07/18/2022 ■ △	25,000	25,000
Total Asset Backed Commercial Paper (Cost $432,501)		432,501

Non-Negotiable Time Deposits – 12.2%
Canadian Imperial Bank of Commerce, Toronto Branch 0.060%, 03/01/2022	100,000	100,000
Cooperatieve Rabobank UA, New York Branch 0.060%, 03/01/2022	105,000	105,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate & Investment Bank, New York Branch 0.070%, 03/01/2022	$100,000	$100,000
Total Non-Negotiable Time Deposits (Cost $305,000)		305,000

Certificates of Deposit – 7.3%
Bank of Montreal
0.180% (U.S. Federal Funds Effective Rate + 0.100%), 06/28/2022 △	10,000	10,000
Bank of Montreal/Chicago
0.190% (U.S. Federal Funds Effective Rate + 0.110%), 07/15/2022 △	20,000	20,000
Canadian Imperial Bank of Commerce/NY
0.140% (U.S. Federal Funds Effective Rate + 0.060%), 04/28/2022 △	5,000	5,000
0.203% (1 Month LIBOR USD + 0.090%), 08/03/2022 △	5,000	5,000
0.200% (SOFR + 0.150%), 08/08/2022 △	10,000	10,000
Cooperatieve Rabobank UA 0.160%, 04/26/2022	5,000	5,000
Cooperatieve Rabobank UA/NY
0.180% (SOFR + 0.130%), 06/16/2022 △	10,000	10,000
Mizuho Bank Ltd/NY 0.230%, 04/18/2022	25,000	25,000
Nordea Bank ABP/NY
0.200% (SOFR + 0.150%), 08/23/2022 △	15,000	15,000
Sumitomo Mitsui Trust/NY
0.070%, 03/01/2022	45,000	45,000
0.240%, 04/25/2022	15,000	15,000
Westpac Banking Corp/NY
0.180% (SOFR + 0.130%), 09/02/2022 △	18,000	17,997
Total Certificates
of Deposit (Cost $182,997)		182,997

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	25

Schedule of Investments	February 28, 2022 (unaudited),
all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Non-Financial Company Commercial Paper – 5.2%
TotalEnergies Capital Canada Ltd
0.152%, 03/01/2022 ⊙ ■	$5,000	$5,000
0.152%, 03/07/2022 ⊙ ■	15,000	15,000
0.112%, 03/15/2022 ⊙ ■	35,000	34,998
TotalEnergies Capital SA
0.101%, 03/03/2022 ⊙ ■	20,000	20,000
0.122%, 03/04/2022 ⊙ ■	35,000	35,000
Toyota Credit/Puerto Rico 0.162%, 03/07/2022 ⊙	5,000	5,000
Toyota Finance Netherlands 0.182%, 03/10/2022 ⊙	15,000	14,999
Total Non-Financial Company
Commercial Paper (Cost $129,997)		129,997

Variable Rate Demand Notes # – 3.3%
City of Minneapolis and
The Housing and Redevelopment Authority of The City of Saint Paul, Minnesota, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank NA) 0.200%, 03/07/2022 ∅	6,875	6,875
City of Philadelphia,
Pennsylvania, Airport Revenue Refunding Bonds, Series 2005C-1 (AMT) (LOC: Wells Fargo Bank NA) 0.200%, 03/07/2022 ∅	5,000	5,000
Mayor and City Council of
Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America) 0.150%, 03/07/2022 ∅	13,000	13,000
Montgomery County, Texas,
Multifamily Housing, Park at Woodline Townhomes, Series 2005 (AMT) (LOC: Citibank) 0.200%,03/07/2022 ∅	11,100	11,100
New Jersey Health Care
Facilities, Virtua Health Issue, Series 2004 (LOC: Wells Fargo Bank NA) 0.170%, 03/07/2022 ∅	27,215	27,215
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
New York City Industrial
Development Agency, 1997 Air Express International Corporation Project, Series 1997 (AMT) (LOC: Citibank) 0.260%, 03/07/2022 ∅	$19,000	$19,000
Total Variable Rate
Demand Notes (Cost $82,190)		82,190

Other Instrument – 0.6%
Bank of America NA
0.320% (U.S. Federal Funds Effective Rate + 0.240%), 01/03/2023 △ (Cost $15,000)	15,000	15,000

Other Repurchase Agreements – 16.6%
Bank of America Securities Inc.
0.320% (OBFR + 0.250%), dated 02/28/2022, matures 04/04/2022, repurchase price $25,008 (collateralized by various securities: Total market value $26,250) △ ∞	25,000	25,000
BNP Paribas SA
0.160% (OBFR + 0.090%), dated 02/28/2022, matures 03/01/2022, repurchase price $5,000 (collateralized by various securities: Total market value $5,250) △	5,000	5,000
0.220% (OBFR + 0.150%), dated 02/28/2022, matures 03/01/2022, repurchase price $72,000 (collateralized by various securities: Total market value $75,600) △	72,000	72,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.390% (OBFR + 0.320%),
dated 02/28/2022,
matures 04/04/2022,
repurchase price $25,009
(collateralized by
various securities:
Total market
value $26,250) △ ∞	$25,000	$25,000
Credit Agricole Corporate &
Investment Bank
0.140%, dated 02/28/2022,
matures 03/01/2022,
repurchase price $20,000
(collateralized by
various securities:
Total market
value $21,000)	20,000	20,000
HSBC Securities (USA) Inc.
0.170% (OBFR + 0.100%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $37,000
(collateralized by
various securities:
Total market
value $38,847) △	37,000	37,000
0.350% (SOFR + 0.300%),
dated 02/28/2022,
matures 04/30/2022,
repurchase price $7,004
(collateralized by
various securities:
Total market
value $7,206) △ ∞	7,000	7,000
ING Financial Markets LLC
0.170% (OBFR + 0.100%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $7,000
(collateralized by
various securities:
Total market
value $7,350) △	7,000	7,000
JP Morgan Securities, LLC
0.220% (OBFR + 0.150%),
dated 02/28/2022,
matures 03/07/2022,
repurchase price $20,001
(collateralized by
various securities:
Total market
value $21,004) △	20,000	20,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.440% (1 Month
LIBOR USD + 0.270%),
dated 02/28/2022,
matures 04/04/2022,
repurchase price $30,013
(collateralized by
various securities:
Total market
value $31,507) △ ∞	$30,000	$30,000
MUFG Securities Americas Inc.
0.150% (OBFR + 0.080%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $7,000
(collateralized by
various securities:
Total market
value $7,350) △	7,000	7,000
0.150% (OBFR + 0.080%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $23,000
(collateralized by
various securities:
Total market
value $24,150) △	23,000	23,000
Societe Generale SA
0.250% (OBFR + 0.180%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $103,001
(collateralized by
various securities:
Total market
value $108,150) △	103,000	103,000
TD Securities (USA) LLC
0.140% (OBFR + 0.070%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $17,000
(collateralized by
various securities:
Total market
value $17,851) △	17,000	17,000
0.144% (OBFR + 0.070%),
dated 02/28/2022,
matures 03/01/2022,
repurchase price $16,000
(collateralized by
various securities:
Total market
value $16,800) △	16,000	16,000
Total Other Repurchase
Agreements
(Cost $414,000)		414,000

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	27

Schedule of Investments	February 28, 2022 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase
Agreements – 14.1%
Bank of Nova Scotia
0.050%, dated 02/28/2022,
matures 03/01/2022,
repurchase price $147,517
(collateralized by U.S.
Treasury obligations:
Total market
value $150,467)	$147,517	$147,517
Credit Agricole Corporate &
Investment Bank
0.050%, dated 02/28/2022,
matures 03/01/2022,
repurchase price $204,013
(collateralized by U.S.
Treasury obligations:
Total market
value $208,093)	204,012	204,012
Total U.S. Treasury
Repurchase Agreements
(Cost $351,529)		351,529
Total Investments – 100.0%
(Cost $2,494,262)		2,494,262
Other Assets and
Liabilities, Net – (0.0%)		(19)
Total Net Assets – 100.0%		$2,494,243
Retail Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is the annualized yield as of February 28, 2022.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2022, the value of these investments was $1,013,550 or 40.6% of total net assets.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2022.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∅	The maturity date shown represents the next put date.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2022, the value of these investments was $87,000 or 3.5% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:
AMT	–	Alternative Minimum Tax. As of February 28, 2022, the total value of securities subject to AMT was $35,100 or 1.4% of total net assets.
LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Variable Rate Demand
Notes # – 67.2%
Arizona – 0.8%
Arizona Industrial
Development Authority,
Phoenix Children’s Hospital,
Series 2019A (LOC:
JPMorgan Chase Bank)
0.060%, 03/01/2022 ∅	$3,795	$3,795
California – 5.4%
ABAG Finance Authority for
Nonprofit Corporations,
Sharp HealthCare,
Series 2009A
(LOC: Bank of America)
0.180%, 03/07/2022 ∅	7,060	7,060
ABAG Finance Authority for
Nonprofit Corporations,
Sharp HealthCare,
Series 2009C
(LOC: Citibank)
0.180%, 03/07/2022 ∅	13,035	13,035
ABAG Finance Authority for
Nonprofit Corporations,
Sharp HealthCare,
Series 2009D
(LOC: Citibank)
0.180%, 03/07/2022 ∅	5,125	5,125
Sacramento Suburban
Water District, Certificates
of Participation,
Series 2009A
(LOC: Sumitomo
Mitsui Banking)
0.160%, 03/07/2022 ∅	2,370	2,370
		27,590
Colorado – 0.7%
Colorado Educational and
Cultural Facilities Authority,
National Jewish Federation
Bond Program, Series A-12
(LOC: Bank of America)
0.060%, 03/01/2022 ∅	3,555	3,555
District of
Columbia – 0.5%
District of Columbia, The Pew
Charitable Trusts Issue,
Series 2008A
(LOC: PNC Bank)
0.190%, 03/07/2022 ∅	2,740	2,740
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Florida – 6.2%
Halifax Hospital Medical Center,
Daytona Beach, Florida,
Series 2008 (LOC:
JPMorgan Chase Bank)
0.210%, 03/07/2022 ∅	$16,790	$16,790
Miami-Dade County, Florida,
Juvenile Courthouse
Project, Series 2003B
(LOC: TD Bank)
0.190%, 03/07/2022 ∅	8,340	8,340
Orange County Health
Facilities Authority, The
Nemours Foundation
Project, Series 2009B
(LOC: Northern
Trust Company)
0.190%, 03/07/2022 ∅	6,695	6,695
		31,825
Georgia – 2.8%
Macon Water Authority,
Tax-Exempt Adjustable
Mode Water & Sewer
Refunding and Improvement
Revenue Bonds,
Series 2018B
0.280%, 03/07/2022 ∅	14,520	14,520
Illinois – 13.4%
Illinois Education Facilities
Authority, Newberry
Library, Series 1988
(LOC: Northern
Trust Company)
0.240%, 03/07/2022 ∅	1,935	1,935
Illinois Finance Authority,
Elmhurst Memorial
Healthcare, Series 2008D
(LOC: Bank of America)
0.200%, 03/07/2022 ∅	5,000	5,000
Illinois Finance Authority,
Richard Driehaus
Foundation, Series 2005
(LOC: Northern
Trust Company)
0.240%, 03/07/2022 ∅	12,100	12,100
Illinois Finance Authority,
St. Ignatius College Prep
Project, Series 2006
(LOC: PNC Bank)
0.190%, 03/07/2022 ∅	10,800	10,800

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	29

Schedule of Investments	February 28, 2022 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Illinois Finance Authority,
Steppenwolf Theatre
Company Project,
Series 2019
(LOC: Northern
Trust Company)
0.210%, 03/07/2022 ∅	$22,000	$22,000
Illinois Finance Authority,
The Latin School of
Chicago Project,
Series 2005A
(LOC: JPMorgan
Chase Bank)
0.240%, 03/07/2022 ∅	6,990	6,990
Morton Grove, Illinois,
Cultural Facility, Holocaust
Museum & Education,
Series 2006
(LOC: Bank of America)
0.190%, 03/07/2022 ∅	4,235	4,235
University of Illinois Health
Services Facilities System
Revenue Bonds,
Series 1997B
(LOC: Wells Fargo Bank)
0.240%, 03/07/2022 ∅	5,700	5,700
		68,760
Indiana – 1.3%
Indiana Finance Authority,
Duke Energy Indiana, Inc.
Project, Series 2009A-5
(LOC: Sumitomo Mitsui
Banking Corp.)
0.100%, 03/01/2022 ∅	1,965	1,965
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009C
(LOC: Sumitomo Mitsui
Banking Corp.)
0.190%, 03/07/2022 ∅	4,825	4,825
		6,790
Kentucky – 4.3%
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2013C
(LOC: PNC Bank)
0.200%, 03/07/2022 ∅	19,840	19,840
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc.,
Series 2011A
(LOC: PNC Bank)
0.180%, 03/07/2022 ∅	$2,210	$2,210
		22,050
Minnesota – 5.8%
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2007C-1
(LOC: Wells Fargo Bank)
0.200%, 03/07/2022 ∅	10,200	10,200
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2007C-2
(LOC: Wells Fargo Bank)
0.200%, 03/07/2022 ∅	1,435	1,435
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2009C
(LOC: Wells Fargo Bank)
0.200%, 03/07/2022 ∅	3,535	3,535
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Five-Q
0.270%, 03/07/2022 ∅	9,025	9,025
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
0.270%, 03/07/2022 ∅	5,400	5,400
		29,595
Mississippi – 3.4%
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2007B
(GTD: Chevron Corp)
0.080%, 03/01/2022 ∅	5,570	5,570

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2007E
(GTD: Chevron Corp)
0.080%, 03/01/2022 ∅	$120	$120
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010G
(GTD: Chevron Corp)
0.080%, 03/01/2022 ∅	9,325	9,325
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010I
(GTD: Chevron Corp)
0.080%, 03/01/2022 ∅	600	600
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010K
(GTD: Chevron Corp)
0.080%, 03/01/2022 ∅	2,000	2,000
		17,615
Nevada – 0.9%
Clark County, Nevada, Airport
System Subordinate
Lien Revenue Bonds,
Series 2008D-3
(LOC: Bank of America)
0.200%, 03/07/2022 ∅	4,550	4,550
New Jersey – 1.4%
Essex County
Improvement Authority
(LOC: Wells Fargo Bank)
0.190%, 03/07/2022 ∅	7,000	7,000
Tennessee – 0.5%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series 2010V-C-1
(GTD: FHLB)
0.220%, 03/07/2022 ∅	2,750	2,750
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Texas – 5.4%
City of Houston, Texas,
Combined Utility System,
Series 2004B-6
(LOC: Sumitomo Mitsui
Banking Corp.)
0.200%, 03/07/2022 ∅	$17,165	$17,165
Lower Neches Valley
Authority, ExxonMobil
Project, Series 2001A
(GTD: Exxon Mobil Corp)
0.080%, 03/01/2022 ∅	2,150	2,150
Lower Neches Valley
Authority, ExxonMobil
Project, Series 2012
(GTD: Exxon Mobil Corp)
0.090%, 03/01/2022 ∅	8,225	8,225
		27,540
Vermont – 3.7%
Vermont Educational and
Health Buildings
Financing Agency,
Fletcher Allen Health Care
Project, Series 2004B
(LOC: TD Bank)
0.180%, 03/07/2022 ∅	18,650	18,650
Virginia – 6.0%
Industrial Development
Authority of Loudoun
County, Virginia, Howard
Hughes Medical Institute
Issue, Series 2003E
0.190%, 03/07/2022 ∅	17,415	17,415
Industrial Development
Authority of Loudoun
County, Virginia, Howard
Hughes Medical Institute
Issue, Series 2003F
0.190%, 03/07/2022 ∅	6,005	6,005
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square Apartments,
Series 2008
(GTD: FHLMC)
0.210%, 03/07/2022 ∅	7,200	7,200
		30,620

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	31

Schedule of Investments	February 28, 2022 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Washington – 4.7%
Port of Tacoma, Subordinate Lien Revenue Bonds, Series 2008B (LOC: Bank of America) 0.190%, 03/07/2022 Ø	$20,000	$20,000
Washington State Housing Finance Commission, Living Care Centers Project, Series 2000 (LOC: Wells Fargo Bank) 0.210%, 03/07/2022 Ø	4,125	4,125
		24,125
Total Variable Rate Demand Notes (Cost $344,070)		344,070

Non-Financial Company Commercial Paper – 19.6%
California Educational Facilities Authority, Stanford University, Series S-3 0.120%, 05/12/2022	19,500	19,500
Montgomery County, Maryland 0.100%, 03/01/2022	4,000	4,000
Texas A&M University 0.140%, 06/02/2022	20,000	20,000
Texas Technical University 0.200%, 04/04/2022	3,858	3,858
University of Michigan 0.200%, 03/17/2022	17,550	17,550
University of Minnesota 0.110%, 03/03/2022	3,800	3,800
0.110%, 03/03/2022	11,977	11,977
University of Texas System 0.120%, 03/03/2022	10,000	10,000
0.290%, 04/06/2022	10,000	10,000
Total Non-Financial Company Commercial Paper (Cost $100,685)		100,685

Other Municipal Securities – 13.1%
Charleston County School District, South Carolina, Series 2021A 2.000%, 03/01/2022	18,315	18,315
Retail Tax Free Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
County Square Redevelopment Corporation, Greenville County, South Carolina Project, Series 2021 2.000%, 03/03/2022	$4,000	$4,001
Enlarged City School District of the City of Saratoga Springs, Saratoga County, New York, Series 2021 1.250%, 06/30/2022	8,597	8,622
Hyde Park Central School District, Dutchess County, New York, Series 2021 1.250%, 06/17/2022	10,000	10,026
Town of Plainville, Connecticut, General Obligation Bond Anticipation Notes 1.500%, 08/16/2022	7,000	7,038
Town of South Windsor, Connecticut 2.250%, 02/10/2023	11,000	11,160
Williamsville Central School District, Erie County, New York, Series 2021 1.000%, 06/08/2022	7,782	7,796
Total Other Municipal Securities (Cost $66,958)		66,958
Total Investments – 99.9% (Cost $511,713)		511,713

Other Assets and Liabilities, Net – 0.1%		540

Total Net Assets – 100.0%		$512,253

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

Investment Abbreviations:
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Association
GTD	–	Guaranteed
LOC	–	Letter of Credit

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 40.4%
U.S. Treasury Bills ⊙
0.037%, 03/01/2022	$400,000	$400,000
0.051%, 03/08/2022	675,000	674,993
0.058%, 03/10/2022	225,000	224,997
0.054%, 03/15/2022	450,000	449,991
0.059%, 03/17/2022	225,000	224,994
0.062%, 03/24/2022	225,000	224,991
0.063%, 03/29/2022	225,000	224,989
0.118%, 04/14/2022	225,000	224,968
0.253%, 04/19/2022	150,000	149,949
0.058%, 04/26/2022	110,000	109,959
0.153%, 05/10/2022	275,000	274,919
0.093%, 05/19/2022	50,000	49,990
0.064%, 05/26/2022	75,000	74,989
0.089%, 06/02/2022	300,000	299,932
0.486%, 06/14/2022	110,000	109,846
0.163%, 06/23/2022	250,000	249,873
0.207%, 06/30/2022	150,000	149,897
0.101%, 08/11/2022	300,000	299,864
0.765%, 08/18/2022	116,000	115,587
0.133%, 09/08/2022	450,000	449,688
0.097%, 10/06/2022	375,000	374,782
0.153%, 11/03/2022	250,000	249,741
0.206%, 12/01/2022	150,000	149,768
U.S. Treasury Notes
0.494% (3 Month U.S. Treasury Money Market Yield + 0.114%), 04/30/2022 △	690,000	690,050
0.435% (3 Month U.S. Treasury Money Market Yield + 0.055%), 07/31/2022 △	640,000	639,999
0.125%, 08/31/2022	40,000	40,009
1.500%, 09/15/2022	50,000	50,336
0.435% (3 Month U.S. Treasury Money Market Yield + 0.055%), 10/31/2022 △	765,000	765,015
0.125%, 11/30/2022	60,000	59,902
0.429% (3 Month U.S. Treasury Money Market Yield + 0.049%), 01/31/2023 △	850,000	850,097
0.414% (3 Month U.S. Treasury Money Market Yield + 0.034%), 04/30/2023 △	350,000	350,021
0.409% (3 Month U.S. Treasury Money Market Yield + 0.029%), 07/31/2023 △	675,000	675,046
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.415% (3 Month U.S. Treasury Money Market Yield + 0.035%), 10/31/2023 △	$550,000	$550,039
0.425% (3 Month U.S. Treasury Money Market Yield - 0.015%), 01/31/2024 △	405,000	404,996

Total U.S. Treasury Debt (Cost $10,834,217)		10,834,217

U.S. Treasury Repurchase Agreements – 60.0%
Bank of America Securities Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Montreal
0.055%, dated 02/01/2022, matures 03/01/2022, repurchase price $100,004 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Nova Scotia
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $400,351 (collateralized by U.S. Treasury obligations: Total market value $408,357)	400,350	400,350
Barclays Capital Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $500,001 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
BNP Paribas SA
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $500,001 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	33

Schedule of Investments	February 28, 2022 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
0.050%, dated 02/18/2022, matures 03/07/2022, repurchase price $740,017 (collateralized by U.S. Treasury obligations: Total market value $754,800) Ø	740,000	740,000
0.130%, dated 01/05/2022, matures 03/07/2022, repurchase price $150,033 (collateralized by U.S. Treasury obligations: Total market value $153,000) Ø	150,000	150,000
0.130%, dated 01/05/2022, matures 03/07/2022, repurchase price $150,033 (collateralized by U.S. Treasury obligations: Total market value $153,000) Ø	150,000	150,000
Canadian Imperial Bank of Commerce
0.055%, dated 02/11/2022, matures 03/07/2022, repurchase price $150,006 (collateralized by U.S. Treasury obligations: Total market value $153,004) Ø	150,000	150,000
0.055%, dated 02/16/2022, matures 03/07/2022, repurchase price $125,004 (collateralized by U.S. Treasury obligations: Total market value $127,503) Ø	125,000	125,000
0.055%, dated 01/25/2022, matures 03/07/2022, repurchase price $450,028 (collateralized by U.S. Treasury obligations: Total market value $459,025) Ø	450,000	450,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate & Investment Bank
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $553,676 (collateralized by U.S. Treasury obligations: Total market value $564,749)	$553,676	$553,676
Federal Reserve Bank of New York
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $4,675,006 (collateralized by U.S. Treasury obligations: Total market value $4,675,007)	4,675,000	4,675,000
Fixed Income Clearing Corp
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $300,000 (collateralized by U.S. Treasury obligations: Total market value $306,022)	300,000	300,000
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $2,000,003 (collateralized by U.S. Treasury obligations: Total market value $2,040,000)	2,000,000	2,000,000
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $3,000,004 (collateralized by U.S. Treasury obligations: Total market value $3,060,000)	3,000,000	3,000,000
0.055%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,134)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
HSBC Securities (USA) Inc.
0.045%, dated 02/28/2022, matures 03/01/2022, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	$150,000	$150,000
ING Financial Markets LLC
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $300,000 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.050%, dated 02/22/2022, matures 03/01/2022, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
0.050%, dated 02/25/2022, matures 03/04/2022, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
0.050%, dated 02/28/2022, matures 03/07/2022, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
MUFG Securities Americas Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
MUFG Securities Canada Ltd.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 02/22/2022, matures 03/01/2022, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,001)	$100,000	$100,000
0.050%, dated 02/28/2022, matures 03/07/2022, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
RBC Dominion Securities Inc.
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $200,000 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.050%, dated 02/07/2022, matures 03/07/2022, repurchase price $150,006 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale SA
0.050%, dated 02/28/2022, matures 03/01/2022, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.050%, dated 02/22/2022, matures 03/01/2022, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Total U.S. Treasury Repurchase Agreements (Cost $16,094,026)		16,094,026
Total Investments – 100.4% (Cost $26,928,243)		26,928,243
Other Assets and Liabilities, Net – (0.4)%		(110,271)
Total Net Assets – 100.0%		$26,817,972

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	35

Schedule of Investments	February 28, 2022 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (concl.)
✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is the annualized yield as of February 28, 2022.
△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2022.
Ø	The maturity date shown represents the next put date.

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 106.6%
U.S. Treasury Bills ⊙
0.036%, 03/01/2022	$326,273	$326,273
0.044%, 03/03/2022	176,202	176,201
0.047%, 03/08/2022	353,459	353,456
0.037%, 03/10/2022	157,059	157,057
0.038%, 03/15/2022	698,985	698,975
0.036%, 03/17/2022	379,774	379,768
0.068%, 03/22/2022	538,172	538,151
0.063%, 03/24/2022	145,190	145,184
0.041%, 03/29/2022	425,000	424,972
0.063%, 03/31/2022	160,000	159,992
0.076%, 04/05/2022	183,171	183,158
0.091%, 04/07/2022	55,761	55,756
0.170%, 04/19/2022	217,522	217,472
0.061%, 04/21/2022	36,740	36,737
0.041%, 04/26/2022	79,797	79,783
0.058%, 04/28/2022	44,588	44,584
0.152%, 05/10/2022	25,000	24,993
0.287%, 05/12/2022	100,000	99,943
0.385%, 05/19/2022	13,868	13,856
0.489%, 06/14/2022	35,000	34,951
0.472%, 08/04/2022	20,000	19,960
0.765%, 08/18/2022	25,000	24,911
U.S. Treasury Notes
0.494% (3 Month U.S. Treasury Money Market Yield + 0.114%), 04/30/2022 Δ	198,347	198,371
0.435% (3 Month U.S. Treasury Money Market Yield + 0.055%), 07/31/2022 Δ	135,383	135,398
0.435% (3 Month U.S. Treasury Money Market Yield + 0.055%), 10/31/2022 Δ	63,906	63,908
0.429% (3 Month U.S. Treasury Money Market Yield + 0.049%), 01/31/2023 Δ	71,810	71,822
0.414% (3 Month U.S. Treasury Money Market Yield + 0.034%), 04/30/2023 Δ	80,194	80,198
0.409% (3 Month U.S. Treasury Money Market Yield + 0.029%), 07/31/2023 Δ	29,371	29,372

U.S. Treasury Money Market Fund (concl.)

DESCRIPTION	PAR	VALUE ✇
0.415% (3 Month U.S. Treasury Money Market Yield + 0.035%), 10/31/2023 Δ	$25,000	$25,004
0.425% (3 Month U.S. Treasury Money Market Yield – 0.015%), 01/31/2024 Δ	40,000	40,013
Total U.S. Treasury Debt
(Cost $4,840,219)		4,840,219
Total Investments – 106.6%
(Cost $4,840,219)		4,840,219
Other Assets and Liabilities, Net – (6.6)%		(299,968)
Total Net Assets – 100.0%		$4,540,251

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is the annualized yield as of February 28, 2022.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2022.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	37

Statements of Assets and Liabilities	February 28, 2022 (unaudited), all dollars are rounded
to thousands (000), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$30,987,623	$967,314	$1,728,733	$511,713	$10,834,217	$4,840,219
Repurchase agreements, at cost	59,447,729	434,217	765,529	—	16,094,026	—
ASSETS:
Investments, in securities, at value	$30,987,623	$967,243	$1,728,733	$511,713	$10,834,217	$4,840,219
Repurchase agreements, at value	59,447,729	434,217	765,529	—	16,094,026	—
Cash	297,393	1	1	9	—	9
Receivable for interest	8,428	36	85	519	2,025	207
Receivable for capital shares sold	2,912	—	1	—	—	7
Prepaid directors’ retainer	72	14	13	14	38	17
Prepaid expenses and other assets	1,642	141	208	76	331	149
Total assets	90,745,799	1,401,652	2,494,570	512,331	26,930,637	4,840,608
LIABILITIES:
Dividends payable	1,372	37	12	2	214	17
Payable for investments purchased	576,859	—	—	—	109,959	299,976
Payable to affiliates (note 3)	4,218	101	272	45	2,441	343
Payable for capital shares redeemed	97	—	19	—	15	—
Accrued expenses and other liabilities	160	21	24	31	36	21
Total liabilities	582,706	159	327	78	112,665	300,357
Net assets	$90,163,093	$1,401,493	$2,494,243	$512,253	$26,817,972	$4,540,251
COMPOSITION OF NET ASSETS:
Portfolio capital	$90,163,129	$1,401,564	$2,494,243	$512,269	$26,817,995	$4,540,287
Total distributable earnings (losses)	(36)	(71)	—	(16)	(23)	(36)
Net assets	$90,163,093	$1,401,493	$2,494,243	$512,253	$26,817,972	$4,540,251
Class A:
Net assets	$469,840	$—	$319,243	$40,318	$151,056	$35,640
Shares issued and outstanding ($0.01 par value – 5 billion authorized per fund**)	469,839	—	319,243	40,317	151,060	35,631
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$4,957,220	$—	$—	$—	$1,924,911	$98,848
Shares issued and outstanding ($0.01 par value – 20 billion authorized per fund)	4,957,205	—	—	—	1,924,929	98,847
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

38	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class P:
Net assets	$1,255,247	$—	$—	$—	$1,522,861	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,255,246	—	—	—	1,522,860	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$1,359,218	$56,072	$1,661,716	$398,703	$460,739	$95,148
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund***)	1,359,222	56,074	1,661,718	398,708	460,739	95,156
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class U:
Net assets	$4,418,105	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value - 20 billion authorized)	4,418,090	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—
Class V:
Net assets	$2,217,254	$36,147	$22,473	$4,338	$606,548	$161,250
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	2,217,240	36,147	22,473	4,338	606,553	161,243
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$29,228,925	$—	$11,005	$—	$5,839,400	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund****)	29,228,919	—	11,005	—	5,839,402	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—
Class Y:
Net assets	$10,102,921	$254,857	$2,493	$15,744	$2,787,568	$695,465
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	10,102,852	254,855	2,491	15,737	2,787,600	695,398
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$36,154,363	$1,054,417	$477,313	$53,150	$13,524,889	$3,453,900
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund*****)	36,154,271	1,054,501	477,313	53,148	13,524,942	3,453,926
Net asset value, offering price and redemption price per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
*	The fund is required to round its current net asset value per share to a minimum of the 4th decimal place.
**	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.
***	5 billion shares were authorized for Institutional Prime Obligations Fund.
****	100 billion shares were authorized for Government Obligations Fund.
*****	100 billion shares were authorized for Government Obligations Fund and Treasury Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	39

Statements of Operations	For the six-month period ended February 28, 2022 (unaudited), all dollars are rounded to thousands (000)

	Government	Institutional Prime	Retail Prime
	Obligations Fund	Obligations Fund	Obligations Fund
INVESTMENT INCOME
Interest income	$29,879	$920	$1,665
Total investment income	29,879	920	1,665
EXPENSES (note 1 and note 3 ) :
Investment advisory fees	44,503	697	1,171
Administration fees and expenses	40,904	671	1,166
Transfer agent fees and expenses	348	23	41
Custodian fees	1,675	26	44
Legal fees	58	12	12
Audit fees	72	15	15
Registration fees	1,060	61	62
Postage and printing fees	43	9	10
Directors’ fees	238	47	48
Other expenses	331	75	52
Distribution and shareholder servicing (12b-1) fees:
Class A	473	—	421
Class D	3,324	—	—
Shareholder servicing (non 12b-1) fees:
Class A	473	—	421
Class D	5,540	—	—
Class T	1,299	62	1,525
Class V	1,146	21	11
Class Y	12,260	297	4
Total expenses	113,747	2,016	5,003
Less: Fee waivers (note 3)	(92,484)	(1,348)	(3,408)
Total net expenses	21,263	668	1,595
Investment income – net	8,616	252	70
Net gain (loss) on investments	(82)	—	5
Net change in unrealized appreciation (depreciation) on investments	—	(82)	—
Net increase in net assets resulting from operations	$8,534	$170	$75

40	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME :
Interest income	$215	$11,008	$1,390
Total investment income	215	11,008	1,390
EXPENSES (note 1 and note 3):
Investment advisory fees	250	14,448	2,225
Administration fees and expenses	249	13,299	2,058
Transfer agent fees and expenses	21	131	38
Custodian fees	9	544	84
Legal fees	11	25	13
Audit fees	14	32	16
Registration fees	54	187	89
Postage and printing fees	9	19	10
Directors’ fees	45	105	52
Other expenses	46	149	77
Distribution and shareholder servicing (12b-1) fees:
Class A	51	216	55
Class D	—	1,449	98
Shareholder servicing (non 12b-1) fees:
Class A	51	216	55
Class D	—	2,415	163
Class T	386	425	95
Class V	8	473	75
Class Y	21	3,627	930
Total expenses	1,225	37,760	6,133
Less: Fee waivers (note 3)	(1,025)	(28,178)	(4,842)
Total net expenses	200	9,582	1,291
Investment income – net	15	1,426	99
Net gain (loss) on investments	—	(23)	(55)
Net change in unrealized appreciation (depreciation) on investments	—	—	—
Net increase in net assets resulting from operations	$15	$1,403	$44

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	41

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021
OPERATIONS:
Investment income – net	$8,616	$22,513	$252	$449	$70	$205
Net realized gain (loss) on investments	(82)	292	—	1	5	4
Net change in unrealized appreciation (depreciation) on investments	—	—	(82)	(206)	—	—
Net increase in net assets resulting from operations	8,534	22,805	170	244	75	209
DISTRIBUTIONS TO SHARE HOLDERS (note1):
Class A	(13)	(17)	—	—	(11)	(22)
Class D	(150)	(218)	—	—	—	—
Class P	(117)	(782)	—	—	—	—
Class T	(44)	(69)	(2)	(4)	(53)	(71)
Class U	(651)	(1,986)	—	—	—	—
Class V	(3,666)	(128)	(1)	(2)	(1)	(2)
Class X	(178)	(10,162)	—	—	(1)	(14)
Class Y	(329)	(577)	(7)	(15)	—	(15)
Class Z	(3,800)	(8,668)	(242)	(428)	(15)	(81)
Total distributions	(8,948)	(22,607)	(252)	(449)	(81)	(205)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	703,675	834,676	—	—	73,665	171,730
Reinvestment of distributions	3	3	—	—	9	17
Payments for redemptions	(532,804)	(807,534)	—	—	(112,680)	(280,785)
Increase (decrease) in net assets from Class A transactions	170,874	27,145	—	—	(39,006)	(109,038)
Class D:
Proceeds from sales	3,271,224	7,990,995	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(2,847,812)	(6,930,505)	—	—	—	—
Increase in net assets from Class D transactions	423,412	1,060,490	—	—	—	—
Class P:
Proceeds from sales	3,062,252	16,313,129	—	—	—	—
Reinvestment of distributions	13	166	—	—	—	—
Payments for redemptions	(2,892,114)	(16,123,221)	—	—	—	—
Increase in net assets from Class P transactions	170,151	190,074	—	—	—	—

42	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021
Class T:
Proceeds from sales	$1,095,286	$2,965,775	$145,640	$289,436	$1,484,797	$2,662,050
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(996,765)	(1,705,074)	(154,452)	(288,702)	(1,204,001)	(1,281,135)
Increase (decrease) in net assets from Class T transactions	98,521	1,260,701	(8,812)	734	280,796	1,380,915
Class U:
Proceeds from sales	17,157,439	34,404,817	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(19,134,200)	(32,911,213)	—	—	—	—
Increase (decrease) in net assets from Class U transactions	(1,976,761)	1,493,604	—	—	—	—
Class V:
Proceeds from sales	3,524,826	8,122,385	29,054	85,889	20,643	42,386
Reinvestment of distributions	1	4	—	—	—	—
Payments for redemptions	(3,445,555)	(8,020,569)	(38,777)	(67,568)	(18,490)	(51,515)
Increase (decrease) in net assets from Class V transactions	79,272	101,820	(9,723)	18,321	2,153	(9,129)
Class X:
Proceeds from sales	93,733,458	218,079,268	—	—	9,392	33,730
Reinvestment of distributions	1,304	3,506	—	—	—	5
Payments for redemptions	(92,682,321)	(208,896,211)	—	—	(20,893)	(42,821)
Increase (decrease) in net assets from Class X transactions	1,052,441	9,186,563	—	—	(11,501)	(9,086)
Class Y:
Proceeds from sales	12,831,277	26,698,635	487,319	907,602	4,547	207,413
Reinvestment of distributions	24	44	—	—	—	—
Payments for redemptions	(11,760,740)	(27,803,695)	(452,835)	(1,004,466)	(8,060)	(1,643,879)
Increase (decrease) in net assets from Class Y transactions	1,070,561	(1,105,016)	34,484	(96,864)	(3,513)	(1,436,466)
Class Z:
Proceeds from sales	130,267,271	280,253,863	1,997,878	3,871,396	521,770	994,246
Fund merger (note 8)	1,272,858	—	—	—	—	—
Reinvestment of distributions	329	749	31	19	4	25
Payments for redemptions	(131,964,195)	(271,863,452)	(2,035,929)	(3,437,867)	(465,726)	(1,146,247)
Increase (decrease) in net assets from Class Z transactions	(423,737)	8,391,160	(38,020)	433,548	56,048	(151,976)
Increase (decrease) in net assets from capital share transactions	664,734	20,606,541	(22,071)	355,739	284,977	(334,780)
Total increase (decrease) in net assets	664,320	20,606,739	(22,153)	355,534	284,971	(334,776)
Net assets at beginning of the period	89,498,773	68,892,034	1,423,646	1,068,112	2,209,272	2,544,048
Net assets at end of the period	$90,163,093	$89,498,773	$1,401,493	$1,423,646	$2,494,243	$2,209,272

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	43

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021
OPERATIONS:
Investment income – net	$15	$30	$1,426	$6,554	$99	$150
Net realized gain (loss) on investments	—	—	(23)	80	(55)	22
Net change in unrealized appreciation (depreciation) on investments	—	—	—	—	—	—-
Net increase in net assets resulting from operations	15	30	1,403	6,634	44	172
DISTRIBUTIONS TO SHAREHOLDERS (note1):
Class A	(1)	(3)	(5)	(11)	—	(3)
Class D	—	—	(58)	(104)	(1)	(7)
Class P	—	—	(112)	(561)	—	—
Class T	(16)	(19)	(13)	(22)	(1)	(6)
Class V	(1)	(1)	(28)	(47)	(1)	(10)
Class X	—	—	(451)	(2,851)	—	—
Class Y	(1)	(5)	(87)	(161)	(6)	(40)
Class Z	(2)	(2)	(675)	(2,797)	(126)	(319)
Total distributions	(21)	(30)	(1,429)	(6,554)	(135)	(385)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):
Class A:
Proceeds from sales	28,341	44,040	134,006	382,982	18,461	106,809
Reinvestment of distributions	—	—	—	1	—	—
Payments for redemptions	(29,417)	(65,908)	(183,700)	(357,806)	(38,048)	(88,822)
Increase (decrease) in net assets from Class A transactions	(1,076)	(21,868)	(49,694)	25,177	(19,587)	17,987
Class D:
Proceeds from sales	—	—	1,616,000	2,787,790	345,099	442,021
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(1,659,171)	(2,848,514)	(335,446)	(416,944)
Increase (decrease) in net assets from Class D transactions	—	—	(43,171)	(60,724)	9,653	25,077
Class P:
Proceeds from sales	—	—	3,125,000	10,460,285	—	—
Reinvestment of distributions	—	—	109	414	—	—
Payments for redemptions	—	—	(4,114,070)	(8,043,424)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	(988,961)	2,417,275	—	—

44	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021	Six-Month Period Ended 2/28/2022 (unaudited)	Year Ended 8/31/2021
Class T:
Proceeds from sales	$274,900	$802,550	$404,729	$979,411	$32,103	$177,873
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(208,171)	(470,571)	(346,349)	(577,052)	(47,592)	(67,228)
Increase (decrease) in net assets from Class T transactions	66,729	331,979	58,380	402,359	(15,489)	110,645
Class V:
Proceeds from sales	55,757	152,416	29,110,074	40,189,627	196,891	419,851
Reinvestment of distributions	—	—	—	—	—	2
Payments for redemptions	(85,751)	(131,190)	(29,140,194)	(40,210,434)	(165,848)	(383,699)
Increase (decrease) in net assets from Class V transactions	(29,994)	21,226	(30,120)	(20,807)	31,043	36,154
Class X:
Proceeds from sales	—	—	25,786,060	62,962,099	—	—
Reinvestment of distributions	—	—	155	1,705	—	—
Payments for redemptions	—	—	(26,624,601)	(63,742,165)	—	—
Decrease in net assets from Class X transactions	—	—	(838,386)	(778,361)	—	—
Class Y:
Proceeds from sales	22,018	137,521	5,706,567	12,356,961	1,083,679	2,366,707
Reinvestment of distributions	—	—	14	21	—	3
Payments for redemptions	(20,965)	(506,918)	(5,742,414)	(12,789,470)	(1,098,557)	(2,452,115)
Increase (decrease) in net assets from Class Y transactions	1,053	(369,397)	(35,833)	(432,488)	(14,878)	(85,405)
Class Z:
Proceeds from sales	41,115	93,070	48,725,475	73,251,687	7,349,852	11,277,147
Reinvestment of distributions	—	—	150	888	2	9
Payments for redemptions	(22,950)	(87,630)	(47,740,941)	(72,966,948)	(6,863,062)	(10,409,003)
Increase in net assets from Class Z transactions	18,165	5,440	984,684	285,627	486,792	868,153
Increase (decrease) in net assets from capital share transactions	54,877	(32,620)	(943,101)	1,838,058	477,534	972,611
Total increase (decrease) in net assets	54,871	(32,620)	(943,127)	1,838,138	477,443	972,398
Net assets at beginning of the period	457,382	490,002	27,761,099	25,922,961	4,062,808	3,090,410
Net assets at end of the period	$512,253	$457,382	$26,817,972	$27,761,099	$4,540,251	$4,062,808

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	45

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

Net Asset Value Beginning of Period		Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments		Net Asset Value End of Period	Total Return[3]
Government Obligations Fund
Class A
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]		$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]		1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]		1.00	0.55
2019	1.00	0.016		(0.016)	—		1.00	1.62
2018	1.00	0.008		(0.008)	—		1.00	0.76
2017	1.00	0.001		(0.001)	(0.000)[2]		1.00	0.08
Class D
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]		$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]		1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]		1.00	0.64
2019	1.00	0.018		(0.018)	—		1.00	1.77
2018	1.00	0.009		(0.009)	—		1.00	0.91
2017	1.00	0.002		(0.002)	(0.000)[2]		1.00	0.16
Class P
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]		$1.00	0.01%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]		1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]		1.00	0.95
2019	1.00	0.022		(0.022)	—		1.00	2.23
2018[4]	1.00	0.011		(0.011)	—		1.00	1.08
Class T
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]		$1.00	0.00%[2]
2021[5]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]		1.00	0.01
Class U
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]		$1.00	0.01%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]		1.00	0.04
2020	1.00	0.010		(0.010)	(0.000	)2	1.00	0.98
2019	1.00	0.022		(0.022)	—		1.00	2.26
2018[6]	1.00	0.009		(0.009)	—		1.00	0.86
Class V
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]		$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]		1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]		1.00	0.82
2019	1.00	0.021		(0.021)	—		1.00	2.07
2018	1.00	0.012		(0.012)	—		1.00	1.21
2017	1.00	0.004		(0.004)	(0.000)[2]		1.00	0.41

46	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Net Asset Value Beginning of Period		Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Class X
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.96
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.014		(0.014)	—	1.00	1.37
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
Class Y
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.73
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.06
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
Class Z
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.92
2019	1.00	0.022		(0.022)	—	1.00	2.20
2018	1.00	0.013		(0.013)	—	1.00	1.33
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2022[1]	$469,840	0.06%	0.01%	0.75%	(0.68)%
2021	298,968	0.09	0.01	0.77	(0.67)
2020	271,822	0.55	0.56	0.77	0.34
2019	238,531	0.75	1.58	0.77	1.56
2018	354,127	0.75	0.76	0.77	0.74
2017	313,106	0.62	0.07	0.79	(0.10)
Class D
2022[1]	$4,957,220	0.06%	0.01%	0.60%	(0.53)%
2021	4,533,829	0.09	0.01	0.62	(0.52)
2020	3,473,331	0.46	0.63	0.63	0.46
2019	3,555,685	0.60	1.75	0.63	1.72
2018	4,106,912	0.60	0.92	0.64	0.88
2017	3,195,441	0.54	0.15	0.64	0.05
Class P
2022[1]	$1,255,247	0.05%	0.02%	0.20%	(0.13)%
2021	1,085,102	0.05	0.03	0.22	(0.14)
2020	895,022	0.15	1.19	0.23	1.11
2019	2,085,704	0.15	2.19	0.23	2.11
2018[4]	20	0.16	1.52	0.23	1.45
Class T
2022[1]	$1,359,218	0.06%	0.01%	0.40%	(0.33)%
2021[5]	1,260,703	0.08	0.01	0.42	(0.33)
Class U
2022[1]	$4,418,105	0.04%	0.03%	0.20%	(0.13)%
2021	6,394,891	0.06	0.04	0.22	(0.12)
2020	4,901,273	0.12	0.87	0.23	0.76
2019	3,540,435	0.12	2.28	0.23	2.17
2018[6]	125,744	0.12	1.72	0.24	1.60
Class V
2022[1]	$2,217,254	0.06%	0.01%	0.30%	(0.23)%
2021	2,137,992	0.09	0.01	0.32	(0.22)
2020	2,036,167	0.28	0.82	0.33	0.77
2019	2,314,446	0.30	2.06	0.33	2.03
2018	1,786,350	0.30	1.20	0.34	1.16
2017	1,995,445	0.30	0.41	0.34	0.37

48	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2022[1]	$29,228,925	0.04%	0.03%	0.20%	(0.13)%
2021	28,176,617	0.06	0.04	0.22	(0.12)
2020	18,989,990	0.14	0.77	0.23	0.68
2019	9,868,300	0.14	2.21	0.23	2.12
2018	5,859,028	0.14	1.39	0.24	1.29
2017	3,553,517	0.14	0.61	0.24	0.51
Class Y
2022[1]	$10,102,921	0.06%	0.01%	0.45%	(0.38)%
2021	9,032,404	0.09	0.01	0.47	(0.37)
2020	10,137,395	0.37	0.71	0.47	0.61
2019	9,961,713	0.45	1.91	0.48	1.88
2018	9,440,721	0.45	1.06	0.49	1.02
2017	8,694,560	0.44	0.28	0.49	0.23
Class Z
2022[1]	$36,154,363	0.05%	0.02%	0.20%	(0.13)%
2021	36,578,267	0.07	0.03	0.22	(0.12)
2020	28,187,034	0.18	0.80	0.23	0.75
2019	18,335,731	0.18	2.17	0.23	2.12
2018	14,681,577	0.18	1.32	0.24	1.26
2017	16,442,191	0.18	0.54	0.24	0.48
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Realized and Unrealized Gain (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Institutional Prime Obligations Fund*
Class T
2022[1]	$1.0000	$0.0000	[2]	$(0.0000)[2]	$0.0000 [2]	$—	$1.0000	0.00%[2]
2021	1.0002	0.0001		(0.0001)	(0.0002)	—	1.0000	(0.01)
2020	1.0000	0.0088		(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89
2019	1.0001	0.0211		(0.0211)	(0.0001)	—	1.0000	2.12
2018	1.0000	0.0134		(0.0134)	0.0001	—	1.0001	1.36
2017	1.0000	0.0049		(0.0049)	0.0000 [2]	(0.0000)[2]	1.0000	0.51
Class V
2022[1]	$1.0001	$0.0000	[2]	$(0.0000)[2]	$(0.0001)	$—	$1.0000	(0.01)%
2021	1.0003	0.0001		(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0000	0.0096		(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00
2019	1.0001	0.0221		(0.0221)	(0.0001)	—	1.0000	2.23
2018	1.0000	0.0144		(0.0144)	0.0001	—	1.0001	1.46
2017	1.0000	0.0059		(0.0059)	0.0000 [2]	(0.0000)[2]	1.0000	0.60
Class Y
2022[1]	$1.0001	$0.0000	[2]	$(0.0000)[2]	$(0.0001)	$—	$1.0000	(0.01)%
2021	1.0003	0.0001		(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0001	0.0084		(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86
2019	1.0001	0.0206		(0.0206)	(0.0000)[2]	—	1.0001	2.08
2018	1.0000	0.0129		(0.0129)	0.0001	—	1.0001	1.30
2017	1.0000	0.0044		(0.0044)	0.0000 [2]	(0.0000)[2]	1.0000	0.46
Class Z
2022[1]	$1.0000	$0.0002		$(0.0002)	$(0.0001)	$—	$0.9999	0.01%
2021	1.0002	0.0006		(0.0006)	(0.0002)	—	1.0000	0.04
2020	1.0000	0.0111		(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13
2019	1.0001	0.0238		(0.0238)	(0.0001)	—	1.0000	2.39
2018	1.0000	0.0159		(0.0159)	0.0001	—	1.0001	1.61
2017	1.0000	0.0069		(0.0069)	0.0000 [2]	(0.0000)[2]	1.0000	0.70
*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

50	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund
Class T
2022[1]	$56,072	0.13%	0.01%	0.44%	(0.30)%
2021	64,888	0.16	0.01	0.45	(0.28)
2020	64,166	0.38	0.91	0.46	0.83
2019	82,423	0.40	2.11	0.48	2.03
2018	77,695	0.40	1.36	0.50	1.26
2017	72,643	0.40	0.38	0.53	0.25
Class V
2022[1]	$36,147	0.13%	0.01%	0.34%	(0.20)%
2021	45,873	0.16	0.01	0.36	(0.19)
2020	27,559	0.30	0.98	0.36	0.92
2019	105,642	0.30	2.23	0.38	2.15
2018	148,228	0.30	1.51	0.40	1.41
2017	58,575	0.30	0.51	0.43	0.38
Class Y
2022[1]	$254,857	0.13%	0.01%	0.49%	(0.35)%
2021	220,389	0.17	0.01	0.51	(0.33)
2020	317,298	0.42	0.87	0.51	0.78
2019	337,078	0.45	2.06	0.53	1.98
2018	509,603	0.45	1.32	0.55	1.22
2017	333,617	0.45	0.41	0.59	0.27
Class Z
2022[1]	$1,054,416	0.09%	0.05%	0.24%	(0.10)%
2021	1,092,496	0.11	0.05	0.25	(0.09)
2020	659,089	0.15	1.12	0.26	1.01
2019	746,330	0.14	2.37	0.28	2.23
2018	562,601	0.15	1.67	0.30	1.52
2017	309,545	0.20	0.52	0.31	0.41

1 For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund
Class A
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.75
2019	1.00	0.019		(0.019)	—	1.00	1.95
2018	1.00	0.010		(0.010)	—	1.00	1.03
2017	1.00	0.003		(0.003)	—	1.00	0.26
Class T
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.91
2019	1.00	0.021		(0.021)	—	1.00	2.14
2018	1.00	0.014		(0.014)	—	1.00	1.39
2017	1.00	0.006		(0.006)	—	1.00	0.60
Class V
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.010		(0.010)	—	1.00	1.00
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.015		(0.015)	—	1.00	1.49
2017	1.00	0.007		(0.007)	—	1.00	0.70
Class X
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.001		(0.001)	—	1.00	0.05
2020	1.00	0.012		(0.012)	—	1.00	1.15
2019	1.00	0.024		(0.024)	—	1.00	2.40
2018	1.00	0.016		(0.016)	—	1.00	1.65
2017[4]	1.00	0.008		(0.008)	—	1.00	0.85

52	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Class Y
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.87
2019	1.00	0.021		(0.021)	—	1.00	2.09
2018	1.00	0.013		(0.013)	—	1.00	1.34
2017	1.00	0.006		(0.006)	—	1.00	0.55
Class Z
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.011		(0.011)	—	1.00	1.09
2019	1.00	0.023		(0.023)	—	1.00	2.34
2018	1.00	0.016		(0.016)	—	1.00	1.59
2017	1.00	0.008		(0.008)	—	1.00	0.80
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2022[1]	$319,243	0.14%	0.01%	0.77%	(0.62)%
2021	358,250	0.19	0.01	0.79	(0.59)
2020	467,288	0.54	0.75	0.79	0.50
2019	507,092	0.61	1.85	0.80	1.66
2018	1,151,807	0.75	1.03	0.80	0.98
2017	1,142,089	0.74	0.27	0.82	0.19
Class T
2022[1]	$1,661,716	0.14%	0.01%	0.42%	(0.27)%
2021	1,380,925	0.17	0.01	0.44	(0.26)
2020	7	0.39	0.91	0.40	0.90
2019	7	0.40	1.96	0.45	1.91
2018	984	0.40	1.60	0.47	1.53
2017	162	0.40	0.68	0.46	0.62
Class V
2022[1]	$22,473	0.14%	0.01%	0.32%	(0.17)%
2021	20,320	0.19	0.01	0.34	(0.14)
2020	29,449	0.30	1.04	0.35	0.99
2019	45,810	0.30	2.21	0.35	2.16
2018	40,102	0.30	1.49	0.36	1.43
2017	27,939	0.30	0.75	0.36	0.69
Class X
2022[1]	$11,005	0.13%	0.01%	0.22%	(0.08)%
2021	22,506	0.14	0.05	0.24	(0.05)
2020	31,592	0.14	1.60	0.25	1.49
2019	212,871	0.14	2.41	0.25	2.30
2018	18,748	0.14	1.63	0.26	1.51
2017[4]	29,731	0.14	0.95	0.26	0.83

54	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class Y
2022[1]	$2,493	0.13%	0.01%	0.47%	(0.33)%
2021	6,005	0.24	0.01	0.49	(0.24)
2020	1,442,471	0.42	0.82	0.49	0.75
2019	1,350,240	0.45	2.07	0.50	2.02
2018	1,301,030	0.45	1.34	0.51	1.28
2017	1,142,900	0.45	0.56	0.52	0.49
Class Z
2022[1]	$477,313	0.14%	0.01%	0.22%	(0.07)%
2021	421,266	0.17	0.02	0.24	(0.05)
2020	573,241	0.20	1.03	0.25	0.98
2019	574,552	0.20	2.34	0.25	2.29
2018	346,523	0.20	1.59	0.26	1.53
2017	278,460	0.20	0.82	0.26	0.76
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Tax Free Obligations Fund
Class A
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.004		(0.004)	—	1.00	0.41
2019	1.00	0.009		(0.009)	—	1.00	0.85
2018	1.00	0.005		(0.005)	—	1.00	0.47
2017	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.05
Class T
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021[4]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01%
Class V
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	—	1.00	0.72
2019	1.00	0.013		(0.013)	—	1.00	1.31
2018	1.00	0.009		(0.009)	—	1.00	0.92
2017	1.00	0.005		(0.005)	—	1.00	0.46
Class Y
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	—	1.00	0.61
2019	1.00	0.012		(0.012)	—	1.00	1.16
2018	1.00	0.008		(0.008)	—	1.00	0.77
2017	1.00	0.003		(0.003)	—	1.00	0.31
Class Z
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.81
2019	1.00	0.014		(0.014)	—	1.00	1.41
2018	1.00	0.010		(0.010)	—	1.00	1.02
2017	1.00	0.006		(0.006)	—	1.00	0.56
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

56	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2022[1]	$40,318	0.08%	0.01%	0.83%	(0.74)%
2021	41,394	0.13	0.01	0.84	(0.70)
2020	63,262	0.55	0.34	0.84	0.05
2019	31,081	0.75	0.85	0.88	0.72
2018	33,861	0.75	0.47	0.87	0.35
2017	32,171	0.71	0.04	0.92	(0.17)
Class T
2022[1]	$398,703	0.08%	0.01%	0.48%	(0.39)%
2021[4]	331,979	0.12	0.01	0.50	(0.37)
Class V
2022[1]	$4,338	0.07%	0.01%	0.39%	(0.31)%
2021	34,332	0.12	0.01	0.40	(0.27)
2020	13,106	0.29	0.64	0.39	0.54
2019	783	0.30	1.28	0.42	1.16
2018	536	0.30	0.89	0.42	0.77
2017	1,872	0.30	0.45	0.47	0.28
Class Y
2022[1]	$15,744	0.08%	0.01%	0.53%	(0.44)%
2021	14,691	0.18	0.01	0.54	(0.35)
2020	384,088	0.40	0.56	0.54	0.42
2019	333,668	0.45	1.15	0.58	1.02
2018	316,973	0.45	0.79	0.57	0.67
2017	260,044	0.45	0.31	0.62	0.14
Class Z
2022[1]	$53,150	0.08%	0.01%	0.28%	(0.19)%
2021	34,986	0.12	0.01	0.29	(0.16)
2020	29,546	0.20	0.93	0.30	0.83
2019	49,645	0.20	1.38	0.32	1.26
2018	20,631	0.20	1.03	0.32	0.91
2017	32,401	0.20	0.55	0.37	0.38
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class A
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.61
2018	1.00	0.008		(0.008)	—	1.00	0.77
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
Class D
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.63
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.92
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.15
Class P
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[4]	1.00	0.011		(0.011)	—	1.00	1.07
Class T
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021[5]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.81
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.22
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39

58	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Class X
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018	1.00	0.014		(0.014)	—	1.00	1.38
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
Class Y
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.72
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.07
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
Class Z
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.91
2019	1.00	0.022		(0.022)	—	1.00	2.19
2018	1.00	0.013		(0.013)	—	1.00	1.34
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2022[1]	$151,056	0.07%	0.01%	0.75%	(0.67)%
2021	200,750	0.09	0.01	0.77	(0.67)
2020	175,572	0.51	0.51	0.78	0.24
2019	246,012	0.75	1.60	0.78	1.57
2018	185,799	0.75	0.75	0.79	0.71
2017	239,773	0.60	0.07	0.80	(0.13)
Class D
2022[1]	$1,924,911	0.07%	0.01%	0.60%	(0.52)%
2021	1,968,085	0.09	0.01	0.62	(0.52)
2020	2,028,803	0.43	0.57	0.63	0.37
2019	1,367,671	0.60	1.75	0.64	1.71
2018	1,461,918	0.60	0.92	0.64	0.88
2017	1,521,672	0.53	0.14	0.64	0.03
Class P
2022[1]	$1,522,861	0.06%	0.01%	0.20%	(0.13)%
2021	2,511,825	0.05	0.02	0.22	(0.15)
2020	94,546	0.15	1.45	0.23	1.37
2019	921,110	0.15	2.16	0.23	2.08
2018[4]	20	0.16	1.52	0.23	1.45
Class T
2022[1]	$460,739	0.07%	0.01%	0.40%	(0.32)%
2021[5]	402,360	0.08	0.01	0.42	(0.33)
Class V
2022[1]	$606,548	0.07%	0.01%	0.30%	(0.22)%
2021	636,668	0.09	0.01	0.32	(0.22)
2020	657,474	0.27	0.85	0.33	0.79
2019	476,759	0.30	2.07	0.34	2.03
2018	416,145	0.30	1.19	0.34	1.15
2017	491,220	0.30	0.38	0.34	0.34

60	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2022[1]	$5,839,400	0.06%	0.01%	0.20%	(0.13)%
2021	6,677,792	0.07	0.03	0.22	(0.12)
2020	7,456,126	0.14	0.69	0.23	0.60
2019	2,890,818	0.14	2.22	0.24	2.12
2018	1,989,132	0.14	1.59	0.24	1.49
2017	107,165	0.14	0.55	0.24	0.45
Class Y
2022[1]	$2,787,568	0.07%	0.01%	0.45%	(0.37)%
2021	2,823,404	0.09	0.01	0.47	(0.37)
2020	3,255,885	0.36	0.66	0.48	0.54
2019	2,439,178	0.45	1.90	0.49	1.86
2018	2,692,690	0.45	1.08	0.49	1.04
2017	2,577,051	0.44	0.25	0.50	0.19
Class Z
2022[1]	$13,524,889	0.07%	0.01%	0.20%	(0.12)%
2021	12,540,215	0.08	0.02	0.23	(0.13)
2020	12,254,555	0.17	0.77	0.23	0.71
2019	6,646,073	0.18	2.18	0.24	2.12
2018	5,934,233	0.18	1.34	0.24	1.28
2017	4,655,060	0.18	0.51	0.24	0.45
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class A
2022[1]	$1.00	$—		$—	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2019	1.00	0.016		(0.016)	—	1.00	1.57
2018	1.00	0.007		(0.007)	—	1.00	0.74
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.06
Class D
2022[1]	$1.00	$—		$—	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.61
2019	1.00	0.017		(0.017)	—	1.00	1.72
2018	1.00	0.009		(0.009)	—	1.00	0.89
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.12
Class T
2022[1]	$1.00	$—		$—	$(0.000)[2]	$1.00	0.00%[2]
2021[4]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class V
2022[1]	$1.00	$—		$—	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.80
2019	1.00	0.020		(0.020)	—	1.00	2.03
2018	1.00	0.012		(0.012)	—	1.00	1.20
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34

62	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Class Y
2022[1]	$1.00	$—		$—	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.70
2019	1.00	0.019		(0.019)	—	1.00	1.87
2018	1.00	0.010		(0.010)	—	1.00	1.04
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
Class Z
2022[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.88
2019	1.00	0.021		(0.021)	—	1.00	2.13
2018	1.00	0.013		(0.013)	—	1.00	1.30
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	63

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2022[1]	$35,640	0.06%	0.00%	0.76%	(0.70)%
2021	55,228	0.09	0.00	0.79	(0.70)
2020	37,244	0.53	0.51	0.79	0.25
2019	45,660	0.75	1.57	0.81	1.51
2018	43,845	0.75	0.75	0.82	0.68
2017	33,310	0.56	0.04	0.83	(0.23)
Class D
2022[1]	$98,848	0.06%	0.00%	0.61%	(0.55)%
2021	89,199	0.09	0.00	0.64	(0.55)
2020	64,128	0.43	0.48	0.64	0.27
2019	32,349	0.60	1.70	0.66	1.64
2018	49,769	0.60	0.85	0.67	0.78
2017	73,968	0.51	0.10	0.68	(0.07)
Class T
2022[1]	$95,148	0.06%	0.00%	0.41%	(0.35)%
2021[4]	110,639	0.08	0.00	0.43	(0.35)
Class V
2022[1]	$161,250	0.06%	0.00%	0.31%	(0.25)%
2021	130,210	0.09	0.00	0.33	(0.24)
2020	94,065	0.28	0.75	0.34	0.69
2019	106,254	0.30	2.03	0.36	1.97
2018	57,661	0.30	1.20	0.37	1.13
2017	43,810	0.30	0.36	0.38	0.28

64	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class Y
2022[1]	$695,465	0.06%	0.00%	0.46%	(0.40)%
2021	710,358	0.09	0.00	0.48	(0.39)
2020	795,799	0.36	0.66	0.49	0.53
2019	598,298	0.45	1.87	0.51	1.81
2018	684,906	0.45	1.04	0.52	0.97
2017	696,466	0.43	0.21	0.53	0.11
Class Z
2022[1]	$3,453,900	0.06%	0.01%	0.21%	(0.14)%
2021	2,967,174	0.08	0.01	0.23	(0.14)
2020	2,099,174	0.19	0.72	0.24	0.67
2019	781,354	0.20	2.10	0.26	2.04
2018	434,331	0.20	1.27	0.27	1.20
2017	392,662	0.20	0.42	0.28	0.34
[1]	For the six-month period ended February 28, 2022 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	65

Notes to Financial Statements	(unaudited as to February 28, 2022), all dollars and shares are rounded to thousands (000 omitted)

1 >	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T (effective September 18, 2020), Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T (effective September 18, 2020 for Retail Tax Free Obligations Fund), Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates

66	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month period ended February 28, 2022, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	67

Notes to Financial Statements	(unaudited as to February 28, 2022), all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 28, 2022, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$50,247,729	$—	$50,247,729
U.S. Treasury Debt	—	15,700,160	—	15,700,160
U.S. Government Agency Debt	—	14,487,463	—	14,487,463
U.S. Government Agency Repurchase Agreements	—	9,200,000	—	9,200,000
Investment Companies	800,000	—	—	800,000
Total Investments	$800,000	$89,635,352	$—	$90,435,352
Institutional Prime Obligations Fund
Financial Company Commercial Paper	$—	$366,380	$—	$366,380
Asset Backed Commercial Paper	—	230,036	—	230,036
Other Repurchase Agreements	—	226,000	—	226,000
U.S. Treasury Repurchase Agreements	—	208,217	—	208,217
Non-Negotiable Time Deposits	—	165,000	—	165,000
Certificates of Deposit	—	89,994	—	89,994
Non-Financial Company Commercial Paper	—	84,999	—	84,999
Variable Rate Demand Notes	—	25,835	—	25,835
Other Instrument	—	4,999	—	4,999
Total Investments	$—	$1,401,460	$—	$1,401,460
Retail Prime Obligations Fund
Financial Company Commercial Paper	$—	$581,048	$—	$581,048
Asset Backed Commercial Paper	—	432,501	—	432,501
Other Repurchase Agreements	—	414,000	—	414,000
U.S. Treasury Repurchase Agreements	—	351,529	—	351,529
Non-Negotiable Time Deposits	—	305,000	—	305,000
Certificates of Deposit	—	182,997	—	182,997
Non-Financial Company Commercial Paper	—	129,997	—	129,997
Variable Rate Demand Notes	—	82,190	—	82,190
Other Instrument	—	15,000	—	15,000
Total Investments	$—	$2,494,262	$—	$2,494,262
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$344,070	$—	$344,070
Non-Financial Company Commercial Paper	—	100,685	—	100,685
Other Municipal Securities	—	66,958	—	66,958
Total Investments	$—	$511,713	$—	$511,713
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$16,094,026	$—	$16,094,026
U.S. Treasury Debt		10,834,217	—	10,834,217
Total Investments	$—	$26,928,243	$—	$26,928,243
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$4,840,219	$—	$4,840,219
Total Investments	$—	$4,840,219	$—	$4,840,219

Refer to each fund’s Schedule of Investments for further security classification.

68	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

During the six-month period ended February 28, 2022, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the six-month period ended February 28, 2022, the funds did not hold any restricted securities. As of February 28, 2022, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $45,000 or 3.2% of total net assets and $87,000 or 3.5% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2022, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	69

Notes to Financial Statements	(unaudited as to February 28, 2022), all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the six-month period ended February 28, 2022 and fiscal year ended August 31, 2021 (adjusted by dividends payable as of February 28, 2022 and August 31, 2021, respectively) were as follows:

	February 28, 2022
	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total
Government Obligations Fund	$9,078	$—	$—	$9,078
Institutional Prime Obligations Fund	258	—	—	258
Retail Prime Obligations Fund	81	—	—	81
Retail Tax Free Obligations Fund	—	21	—	21
Treasury Obligations Fund	1,450	—	—	1,450
U.S. Treasury Money Market Fund	132	—	—	132

	August 31, 2021
	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total
Government Obligations Fund	$23,651	$—	$27	$23,678
Institutional Prime Obligations Fund	475	—	—	475
Retail Prime Obligations Fund	247	—	—	247
Retail Tax Free Obligations Fund	23	9	—	32
Treasury Obligations Fund	7,224	—	—	7,224
U.S. Treasury Money Market Fund	413	—	2	415

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2021.

As of August 31, 2021, the components of accumulated earnings on a tax-basis were as follows:

						Total
Undistributed		Undistributed	Undistributed	Accumulated		Accumulated
	Ordinary	Tax-Exempt	Capital	Capital Gains	Unrealized	Earnings
Fund	Income	Income	Gains	(Losses)	Appreciation	(Deficit)
Government Obligations Fund	$1,878	$—	$2	$—	$—	$1,880
Institutional Prime Obligations Fund	43	—	—	—	11	54
Retail Prime Obligations Fund	18	—	—	—	—	18
Retail Tax Free Obligations Fund	8	—	—	(16)	—	(8)
Treasury Obligations Fund	238	—	—	—	—	238
U.S. Treasury Money Market Fund	69	—	—	—	—	69

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2021.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2021, Retail Tax Free Obligations Fund had indefinite short-term capital loss carryforwards of $16. During the fiscal year ended August 31, 2021, Treasury Obligations Fund utilized $79 of capital loss carryforwards.

70	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ended February 28, 2022.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset
				in the Statements of
		Gross Amounts	Net Amounts	Assets and Liabilities

		Offset in the	Presented in
	Gross Amounts	Statements	the Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Assets:	Assets	and Liabilities	and Liabilities	Instruments	(Received)	Amount	[1]
Repurchase Agreements
Government Obligations Fund	$59,447,729	$—	$59,447,729	$—	$(59,447,729)	$—
Institutional Prime Obligations Fund	434,217	—	434,217	—	(434,217)	—
Retail Prime Obligations Fund	765,529	—	765,529	—	(765,529)	—
Treasury Obligations Fund	16,094,026	—	16,094,026	—	(16,094,026)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	71

Notes to Financial Statements	(unaudited as to February 28, 2022), all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$9,200,000	$—	$—	$—	$9,200,000
U.S. Treasury	44,822,729	5,425,000	—	—	50,247,729
Total	$54,022,729	$5,425,000	$—	$—	$59,447,729
Institutional Prime Obligations Fund
Other	$166,000	$15,000	$45,000	$—	$226,000
U.S. Treasury	208,217	—	—	—	208,217
Total	$374,217	$15,000	$45,000	$—	$434,217
Retail Prime Obligations Fund
Other	$307,000	$20,000	$87,000	$—	$414,000
U.S. Treasury	351,529	—	—	—	351,529
Total	$658,529	$20,000	$87,000	$—	$765,529
Treasury Obligations Fund
U.S. Treasury	$13,979,026	$2,115,000	$—	$—	$16,094,026
Total	$13,979,026	$2,115,000	$—	$—	$16,094,026

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2022.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

72	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government
Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime
Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury
Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury
Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through October 31, 2022 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the applicable share class expense limitation, USBAM voluntarily waived or reimbursed advisory fees of $30,094, $397, $250, $6,572, and $1,360 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2022.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $37,875, $571, $1,026, $249,

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	73

Notes to Financial Statements	(unaudited as to February 28, 2022), all dollars and shares are rounded to thousands (000 omitted)

$12,785, and $2,011, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2022.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the six-month period ended February 28, 2022, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Effective September 30, 2021, Genstar Capital, a private equity firm specializing in financial and related business service companies, acquired a majority interest in Foreside. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the funds’ distributor following the change in control of Foreside. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $3,797, $421, $51, $1,665, and $153 for Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2022.

74	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

Under these distribution and shareholder servicing agreements, no amounts were received by affiliates of USBAM for the six-month period ended February 28, 2022.

SHAREHOLDER SERVICING (NON - 12B - 1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $20,718, $380, $1,961, $466, $7,156, and $1,318 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2022.

Under this shareholder servicing plan and agreement, there were no amounts paid to USBAM for the six-month period ended February 28, 2022.

EXPENSE REIMBURSEMENT – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $9 for Retail Tax Free Obligations Fund for the six-month period ended February 28, 2022 in order to maintain minimum yields for each share class.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4 >	Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

		Reinvestments		Net increase
	Sales	of distributions	Redemptions	(decrease)
Six-Month Period Ended February 28, 2022
Class T	145,640	—	(154,452)	(8,812)
Class V	29,054	—	(38,777)	(9,723)
Class Y	487,289	—	(452,805)	34,484
Class Z	1,997,903	31	(2,035,941)	(38,007)
Year Ended August 31, 2021
Class T	289,406	—	(288,672)	734
Class V	85,878	—	(67,560)	18,318
Class Y	907,482	—	(1,004,329)	(96,847)
Class Z	3,871,286	19	(3,437,755)	433,550

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	75

Notes to Financial Statements	(unaudited as to February 28, 2022), all dollars and shares are rounded to thousands (000 omitted)

5 >	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2022, the percentage of portfolio investments by each category was as follows:

Retail Tax Free
Obligations Fund
Weekly Variable Rate Demand Notes	60.0%
Commercial Paper & Put Bonds	19.6
Other Municipal Notes & Bonds	13.1
Daily Variable Rate Demand Notes	7.3
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At February 28, 2022, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free
Obligations Fund
Revenue Bonds	68.0%
Non-Financial Company Commercial Paper	19.7
General Obligations	12.3
100.0%

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

A novel coronavirus (“COVID-19”) first detected in China in December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. COVID-19, despite recent vaccination efforts, has disrupted global economies and financial markets, with the closure of borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by COVID-19 may exacerbate other pre-existing political, social and economic risks.

The impact of COVID-19 may be short term or may last for an extended period of time.

76	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

8 >	PFM Funds Reorganization

Government Select Series, a series of PFM Funds, reorganized into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with USBAM’s acquisition of PFM Asset Management, LLC, which closed on December 17, 2021. The following table illustrates the specifics of the Reorganization (000):

Class Z Shares
Issued to
		Acquired	Shareholders	Acquiring
Acquired	Acquiring	Fund Net	of Acquired	Fund	Combined	Tax Status
Fund	Fund	Assets	Fund	Net Assets	Net Assets	of Transfer
Government
Select	Government
Series,	Obligations
PFM Funds	Fund[1]	$1,272,858	$1,272,850	$88,015,845	$89,288,703	Non-taxable

1 Accounting survivor.

9 >	Government Obligations Fund – Share Issuance

Government Obligations Fund (the “fund”) issued shares of two classes in excess of amounts authorized by the funds’ board of directors. Both the fund’s Class X shares and Class Z shares issued shares in excess of amounts authorized for the periods that began in September 2020 and October 2019, respectively, and ended September 7, 2021, on which date the board of directors authorized additional shares to be issued. The fund’s Class X shares and Class Z shares each now have 100 billion shares authorized.

With respect to all shares of each class (including Class X and Class Z shares previously issued in excess of amounts then-authorized), the fund maintained a $1.00 per share net asset value, and each holder of shares of each class (including those holding over-issued shares) received all dividends declared by FAF to which they were entitled and experienced the full economic, legal and practical benefits of being a shareholder of the fund. In addition, there were no shareholder votes during the period of the over-issuance. As such, no shareholder of the fund has suffered a detriment as a result of the over-issuance.

FAF and the board of directors are considering additional steps that may be merited to address the over-issuance.

10 >	Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2022, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT	77

Notice to Shareholders	February 28, 2022 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-MFP INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

78	FIRST AMERICAN FUNDS	2022 SEMIANNUAL REPORT

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Board of Directors	First American Funds, Inc.

Mark Gaumond

Chair of First American Funds, Inc.

Director of Booz Allen Hamilton Holding Corporation

Director of Walsh Park Benevolent Corporation

David Baumgardner

Director of First American Funds, Inc.

Jennifer McPeek, CFA

Director of First American Funds, Inc.

Director of Cboe Global Markets, Inc.

Independent Advisory/Consultant

C. David Myers

Director of First American Funds, Inc.

Director of the Manitowoc Company

Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.

Senior Advisor at Dix and Eaton

Leader-in-Residence at Cleveland-Marshall College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive	Ernst & Young LLP
800 Nicollet Mall	Suite 302	220 South Sixth Street
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	Suite 1400
ADMINISTRATOR	DISTRIBUTOR	Minneapolis, Minnesota 55402

U.S. Bancorp Asset	Quasar Distributors, LLC	COUNSEL
Management, Inc.	111 East Kilbourn Avenue	Ropes & Gray LLP
800 Nicollet Mall	Suite 2200	191 North Wacker Drive
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202	Chicago, Illinois 60606
TRANSFER AGENT
U.S. Bancorp Fund
Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

0031-22 4/2022     SAR MONEY

(b) Not applicable.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13—Exhibits

(a)(1)	Code of Ethics - Not applicable to the semi-annual report.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 22, 2022

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 22, 2022